UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Multi-Strategy Total Return Fund	October 31, 2021
TMSRX	Investor Class
TMSSX	I Class

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

HIGHLIGHTS

■	The Multi-Strategy Total Return Fund gained 4.74% in the 12-month period ended October 31, 2021, and outperformed the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.

■	The underlying components in the fund positively contributed to relative performance, led by the Macro and Absolute Return, Equity Research Long/Short, and Dynamic Credit Strategies. However, our equity hedges, during a period of strong equity performance, weighed on relative results.

■	The team regularly assesses and rebalances risk allocations among the individual strategies to maintain broadly balanced exposures in response to changing market conditions. We are leveraging our in-house research team’s insights as we navigate the challenging dynamics of divergent and volatile financial markets.

■	In our view, the same temporary disruptions that are causing inflation are also dampening growth, with products and services being delayed due to a lack of supplies. We believe that this deferral of demand as consumers wait for the ramp-up in supply could support growth in 2022 and also bodes well for capital expenditures and bank lending in the new year.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global stock markets produced strong returns during your fund’s fiscal year, the 12-month period ended October 31, 2021. The rollout of coronavirus vaccines helped drive extraordinary gains in the first half of the reporting period, and while the equity rally slowed in recent months, some benchmarks continued to grind out new record highs as the period came to an end.

In the U.S., the S&P 500 Index was up 43% (including dividends) for the 12-month period, and most developed market benchmarks advanced more than 30%. Emerging markets produced solid results for the full year but faced increased volatility in the second half of the period. According to MSCI, value stocks narrowly outperformed their growth counterparts over the 12 months. At the sector level, energy stocks delivered very strong returns as oil prices reached multiyear highs, and banks also performed well, supported by higher longer-term interest rates and improved lending margins.

Fixed income markets faced headwinds as Treasury yields rose rapidly in the first quarter of 2021 from the historically low levels seen last year, although high yield bonds performed well. Meanwhile, the U.S. dollar was mixed against foreign currencies over the full year.

Strong corporate earnings growth supported stocks and corporate bonds throughout the period, but investors faced new worries as the period progressed. The spread of the delta variant of the coronavirus dashed hopes that vaccines would bring about a quick end to the pandemic, and economic growth, while still positive, began to slow. U.S. gross domestic product decelerated from a 6.7% annual pace in the second quarter to 2.0% in the third quarter (according to the initial estimate) amid weaker consumer spending. Some Purchasing Managers’ Indexes showed evidence of slowing economic activity globally.

Investors also worried about how developments in China would impact the global economy. The Chinese government announced more stringent business regulations during the period, particularly on the technology sector, and the precarious debt load of a large property developer added to market concerns.

Meanwhile, inflation surged as the release of pent-up demand and supply chain disruptions contributed to higher prices around the globe. Inflation measures in the U.S., UK, and eurozone all reached their highest levels in more than a decade and far exceeded central bank targets, although most policymakers argued that elevated inflation was a transitory phenomenon caused by the reopening of economies.

The fiscal and monetary stimulus that global governments and central banks enacted in response to the pandemic continued to be supportive for markets but appears to have peaked. Just after our reporting period ended, the Federal Reserve announced it would begin trimming its purchases of Treasury bonds and mortgage-backed securities in November and would likely wrap up its asset purchases by next summer. The Fed’s latest projections indicated that a rate hike isn’t likely until the second half of next year at the earliest, but other central banks have begun telegraphing that rate hikes could come soon.

How markets respond to the normalization of monetary policy is an open question. While fading stimulus might pose some challenges for investors, I believe it could contribute to a return of price sensitivity in global markets, which bodes well for selective investors focused on fundamentals.

While I do not expect robust overall equity returns in the near term given the market’s elevated valuations, I am mindful that investors have not yet enjoyed all the potential fruits of the recovery. Many companies have yet to see business return to pre-pandemic levels, and identifying which ones are either regaining their footing or disrupting markets through innovation will be key. I’m confident our portfolio managers and global research organization will serve our investors well in this environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks strong, long-term risk-adjusted returns.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Multi-Strategy Total Return Fund gained 4.74% in the 12 months ended October 31, 2021. The fund strongly outperformed the ICE BofA U.S. 3-Month Treasury Bill Index. (Returns for I Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Overall, the underlying components in the fund positively contributed to relative performance. The Macro and Absolute Return Strategy was positioned for a post-pandemic recovery and strong gains in cyclical sectors, including industrials and semiconductors, boosted relative returns. The strategy’s holdings in emerging markets equities and short positions in emerging markets local rates added value. Allocations to rental equities, which have benefited as economies reopen, employees return to work, and life normalizes, also worked in our favor. Conversely, exposure to Chinese property debt was a drag as the potential default by one of China’s largest property developers sparked fears of contagion in the sector. Commodities surged during the year and some of our short positions in the segment also hurt results.

The Equity Research Long/Short component boosted performance, led by names in the financials sector. Shares of Wells Fargo and Bank of America were bolstered by consumer credit resilience. We believe these banks are well positioned to benefit in an environment of rising interest rates, and normalizing consumer and business habits could offer further support. Names levered to energy also surged for the period, and our position in EOG Resources—a leader in onshore discovery and execution within the oil exploration and production industry—added value. The Dynamic Credit component also contributed to results as the strategy’s negative duration profile during a period of rising longer-term interest rates proved beneficial. (Please refer to the portfolio of investments for a list of holdings and the amount each represents in the portfolio.)

Conversely, in an environment in which equities posted impressive gains, our hedge positions detracted from relative performance. The fund maintains material holdings in various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Our efforts to mitigate potential downside risk via short positions in equity futures muted our gains and weighed on relative results.

How is the fund positioned?

Diversification across the underlying components is a core benefit of the fund. The Multi-Strategy Total Return Fund is designed to seek returns that have a low correlation to all major asset classes. The fund sources its returns from multiple distinct investment strategies, and each component is internally managed as an independent strategy by a dedicated T. Rowe Price portfolio management team. Given their varying mandates (in areas such as risk level, opportunity set, and portfolio characteristics), the fund’s allocations to the strategies depend on a wide range of considerations and can be increased or decreased as our assessment evolves and incorporates changes in the market environment.

In our view, despite generally pushing higher overall, the internal dynamics of the markets have been far more divergent and volatile. The environment has been characterized by an ongoing tug of war between key market themes—such as COVID-on versus COVID-off, interest rates up versus interest rates down, and growth versus value—all of which are related and are very challenging to navigate. Further, many security-level bets typically respond to important idiosyncratic factors in addition to these prominent macro drivers.

In such an environment of heightened volatility, we depend more than ever on the ability of the T. Rowe Price global research teams to uncover unique and actionable opportunities, and we have sought to take advantage of our research expertise as much as possible. Since December, for instance, we have added to the Sector Strategies, a new component in the fund that provides exposure to a mix of broad sectors (including the technology, industrials, consumer, health sciences, financial services, natural resources, and real estate sectors). Through this allocation, the fund seeks to capture the excess return from the selected sector strategies over each strategy’s respective benchmark.

The Multi-Strategy Total Return Fund is mostly the sum of its components, as the underlying component managers themselves are actively monitoring market dynamics and are proactively positioning their portfolios according to their views. This appropriately reduces the need for a top-level imprint on the portfolio. That said, we keenly monitor the rolled-up market exposure from the underlying components and use the hedge portfolio to align the fund with our outlook, within bounds.

What is portfolio management’s outlook?

The fund aims to generate positive, long-term, risk-adjusted returns with limited correlation to the direction of traditional asset classes, such as stocks and bonds. We seek to accomplish this by allocating the fund’s capital to a variety of absolute return investment strategies that seek attractive return potential per unit of risk. When we properly anticipate the direction of investment outcomes, higher volatility could increase our ability to produce attractive returns.

A look forward to 2022 would be incomplete without a discussion about inflation. While recent inflation statistics have been shockingly high, we believe that the figures are likely to moderate by mid-2022. Much of the inflation can be linked to supply shortages and transportation bottlenecks that have been exacerbated by a sharp rebound in consumer demand after the sudden pandemic-induced stop and restart of the global economy. However, we expect inflationary pressures to abate as workers return to their jobs and inventories are allowed to replenish. Meanwhile, by beginning to taper its quantitative easing program and with an eye toward potentially raising interest rates, the U.S. Federal Reserve has reached a notable inflection point. So far, the Fed appears more inclined to tighten monetary policy relative to other developed market central banks. We believe this could lead to a stronger U.S. dollar, which would likely ease inflationary pressures.

Many of the same temporary disruptions that are causing inflation are also dampening growth, with products and services being delayed due to a lack of supplies. We believe that this deferral of demand as consumers wait for the ramp-up in supply could support growth in 2022 and also bodes well for capital expenditures and bank lending in the new year. Therefore, in our view, the upcoming year could potentially see a “goldilocks” scenario of strong growth with receding inflation.

Analyzing these trends is what our extensive global investment professionals do every day. We believe that our ability to leverage our in-house research team’s insights is a unique benefit to the fund, and we expect to continue to capitalize on this advantage as we pursue our return objectives. In our view, our combination of diversified components is well suited to the current market environment, and, they validate the benefit of having the Multi-Strategy Total Return Fund as part of a diversified portfolio.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

There is risk that the fund’s investments will correlate with stocks and bonds to a greater degree than anticipated and that the risk models used to construct the portfolio may not achieve the desired results. The fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.

International investments can be riskier than U.S. investments due to the effects of currency exchange rates; differences in market structure and liquidity; and specific country, regional, and economic developments. These risks are generally greater for emerging markets. Fixed income securities are subject to interest rate, inflation, credit, and default risk. As interest rates rise, bond prices usually fall, and vice versa.

Derivatives may be more volatile than other types of investments because they can be more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty. Short sales are speculative transactions with potentially unlimited losses; use of leverage can magnify the effect of losses.

For a thorough discussion of risks, please see the fund’s prospectus.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

Investor Class

	Year Ended 10/31/21	10/31/20	10/31/19	2/23/18[1] Through 10/31/18
NET ASSET VALUE				
Beginning of period	$ 10.56	$ 9.75	$ 9.70	$ 10.00
Investment activities				
Net investment income[2][3]	0.10	0.16	0.26	0.12
Net realized and unrealized gain/loss	0.40	0.92	0.12	(0.42)
Total from investment activities	0.50	1.08	0.38	(0.30)
Distributions				
Net investment income	(0.09)	(0.25)	(0.18)	–
Net realized gain	(0.27)	(0.02)	(0.15)	–
Total distributions	(0.36)	(0.27)	(0.33)	–
NET ASSET VALUE				
End of period	**$ 10.70**	**$ 10.56**	**$ 9.75**	**$ 9.70**

Ratios/Supplemental Data

Total return[3][4]	4.74%	11.34%	4.09%	(3.00)%
Ratios to average net assets:[3]				
Gross expenses before waivers/payments by Price Associates	1.32%	1.56%	1.84%	1.71%[5]
Net expenses after waivers/payments by Price Associates	1.04%	1.05%	1.06%	0.95%[5]
Net investment income	0.96%	1.55%	2.69%	1.86%[5]
Portfolio turnover rate	144.8%	99.5%	83.8%	82.1%
Net assets, end of period (in thousands)	$119,258	$120,127	$57,579	$58,522

[1] Inception date
[2] Per share amounts calculated using average shares outstanding method.
[3] See Note 6 for details of expense-related arrangements with Price Associates.
[4] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
[5] Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

I Class

	Year Ended 10/31/21	10/31/20	10/31/19	2/23/18[1] Through 10/31/18
NET ASSET VALUE				
Beginning of period	$ 10.59	$ 9.76	$ 9.70	$ 10.00
Investment activities				
Net investment income[2][3]	0.08	0.17	0.27	0.14
Net realized and unrealized gain/loss	0.44	0.93	0.12	(0.44)
Total from investment activities	0.52	1.10	0.39	(0.30)
Distributions				
Net investment income	(0.09)	(0.25)	(0.18)	–
Net realized gain	(0.27)	(0.02)	(0.15)	–
Total distributions	(0.36)	(0.27)	(0.33)	–
NET ASSET VALUE				
End of period	**$ 10.75**	**$ 10.59**	**$ 9.76**	**$ 9.70**

Ratios/Supplemental Data

Total return[3][4]	**4.92%**	**11.54%**	**4.19%**	**(3.00)%**
Ratios to average net assets:[3]				
Gross expenses before waivers/payments by Price Associates	1.12%	1.50%	1.74%	1.70%[5]
Net expenses after waivers/payments by Price Associates	1.01%	0.90%	0.90%	0.90%[5]
Net investment income	0.73%	1.70%	2.83%	2.05%[5]
Portfolio turnover rate	144.8%	99.5%	83.8%	82.1%
Net assets, end of period (in thousands)	$334,438	$8,777	$4,308	$9,094

[1] Inception date

[2] Per share amounts calculated using average shares outstanding method.

[3] See Note 6 for details of expense-related arrangements with Price Associates.

[4] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

[5] Annualized

The accompanying notes are an integral part of these financial statements.

October 31, 2021

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
MercadoLibre (USD) (1)	111	165
Tenaris (EUR)	2,890	32
		197
Corporate Bonds 0.0%		
MercadoLibre, 3.125%, 1/14/31 (USD) (2)	200,000	189
		189
Government Bonds 0.0%		
Republic of Argentina, 0.00%, 12/15/35 (USD)	900,000	6
		6
Total Argentina (Cost $403)		**392**
AUSTRALIA 0.1%		
Common Stocks 0.1%		
ALS	3,202	32
BHP Group	3,055	84
Goodman Group	3,397	56
IGO	8,009	59
Northern Star Resources	5,089	35
OZ Minerals	1,317	25
Total Australia (Cost $322)		**291**
AUSTRIA 0.0%		
Common Stocks 0.0%		
BAWAG Group	1,525	96
Erste Group Bank	1,482	64
Mayr Melnhof Karton	231	45
Total Austria (Cost $193)		**205**
BAHAMAS 0.1%		
Government Bonds 0.1%		
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)	250,000	244
Total Bahamas (Cost $245)		**244**

BELGIUM 0.0%		
Common Stocks 0.0%		
Azelis Group (1)	370	12
Total Belgium (Cost $11)		**12**
BRAZIL 1.1%		
Common Stocks 0.1%		
Boa Vista Servicos	5,136	8
Magazine Luiza	124,020	238
Unifique Telecomunicacoes (1)	231,524	235
XP, Class A (USD) (1)	2,693	88
		569
Corporate Bonds 0.5%		
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (3)	200,000	213
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD) (2)(3)	700,000	680
Minerva Luxembourg, 4.375%, 3/18/31 (USD)	1,000,000	952
StoneCo, 3.95%, 6/16/28 (USD) (3)	330,000	297
		2,142
Government Bonds 0.5%		
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	14,050,000	2,305
		2,305
Total Brazil (Cost $6,006)		**5,016**
CANADA 0.8%		
Common Stocks 0.5%		
Brookfield Asset Management, Class A (USD)	651	39
Canadian Pacific Railway (USD) (2)	1,777	138
Enbridge (USD)	510	21
Enerflex	2,527	22
ERO Copper (1)	2,481	46
Magna International (USD)	1,758	143
MDA (1)	4,864	60
Pan American Silver (USD)	60	1
Shopify, Class A (USD) (1)	948	1,390
Summit Industrial Income REIT	3,069	59
Sun Life Financial (USD)	2,156	123
TC Energy (USD)	1,219	66

Wesdome Gold Mines (1)	4,657	42
		2,150
Convertible Bonds 0.0%		
Shopify, 0.125%, 11/1/25 (USD)	200,000	255
		255
Corporate Bonds 0.2%		
1011778 BC ULC, 5.75%, 4/15/25 (USD) (3)	105,000	109
Air Canada PTT, Series 2020-2, Class A, 5.25%, 4/1/29 (USD) (3)	284,146	310
Bombardier, 7.875%, 4/15/27 (USD) (2)(3)	130,000	135
Cenovus Energy, 2.65%, 1/15/32 (USD)	50,000	49
Cenovus Energy, 3.75%, 2/15/52 (USD)	275,000	278
		881
Government Bonds 0.1%		
Government of Canada Real Return Bond, Inflation-Indexed, 4.00%, 12/1/31	265,280	305
		305
Total Canada (Cost $3,534)		**3,591**
CHILE 0.6%		
Corporate Bonds 0.2%		
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61 (USD) (2)(3)	865,000	837
		837
Government Bonds 0.4%		
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	1,500,000,000	1,761
		1,761
Total Chile (Cost $2,858)		**2,598**
CHINA 3.9%		
Common Stocks 1.1%		
58.com (USD) (1)(4)	22,100	–
Alibaba Group Holding (HKD) (1)	13,200	271
Alibaba Group Holding, ADR (USD) (1)	651	107
BeiGene, ADR (USD) (1)	54	19
Beijing Capital International Airport, Class H (HKD) (1)	102,000	66
Bilibili, ADR (USD) (1)(2)	2,590	190
China Mengniu Dairy (HKD)	14,000	89
Huazhu Group, ADR (USD) (1)	19,234	892

I-Mab, ADR (USD) (1)	4,366	270
Kanzhun, ADR (USD) (1)	9,102	320
Li Ning (HKD)	7,000	77
Meituan, Class B (HKD) (1)	17,800	606
Pinduoduo, ADR (USD) (1)	3,051	271
Shanghai MicroPort MedBot Group (HKD) (1)	500	3
Tencent Holdings (HKD)	21,100	1,284
Trip.com Group, ADR (USD) (1)	19,323	552
Wuxi Biologics Cayman (HKD) (1)	4,500	68
Zai Lab, ADR (USD) (1)	227	24
Zhongsheng Group Holdings (HKD)	9,000	81
		5,190
Common Stocks - China A Shares 0.2%		
Deppon Logistics, A Shares (CNH)	25,700	44
Gree Electric Appliances of Zhuhai, A Shares (CNH)	69,200	395
Huayu Automotive Systems, A Shares (CNH)	23,000	96
NARI Technology, A Shares (CNH)	29,040	177
		712
Convertible Bonds 0.1%		
21Vianet Group, Zero Coupon, 2/1/26 (USD) (3)	530,000	433
		433
Corporate Bonds 2.5%		
Agile Group Holdings, 5.50%, 5/17/26 (USD) (2)	500,000	390
Agile Group Holdings, 6.05%, 10/13/25 (USD) (2)	385,000	302
CIFI Holdings Group, 4.375%, 4/12/27 (USD)	970,000	889
Country Garden Holdings, 3.30%, 1/12/31 (USD)	1,220,000	1,104
Guangzhou Metro Investment Finance BVI, 2.31%, 9/17/30 (USD)	1,200,000	1,139
Kaisa Group Holdings, 11.50%, 1/30/23 (USD)	1,000,000	300
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)	980,000	333
KWG Group Holdings, 7.875%, 9/1/23 (USD)	500,000	414
Longfor Group Holdings, 3.85%, 1/13/32 (USD)	200,000	199
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (2)	2,560,000	2,174
Shimao Group Holdings, 4.60%, 7/13/30 (USD)	320,000	279
Times China Holdings, 5.75%, 1/14/27 (USD)	1,718,000	1,318
Times China Holdings, 6.20%, 3/22/26 (USD)	340,000	262
Times China Holdings, 6.75%, 7/8/25 (USD)	700,000	555
Vanke Real Estate Hong Kong, 3.50%, 11/12/29 (USD)	200,000	199
West China Cement, 4.95%, 7/8/26 (USD)	785,000	762
Yanlord Land HK, 5.125%, 5/20/26 (USD)	200,000	196

Yuzhou Group Holdings, 6.00%, 10/25/23 (USD)	800,000	427
		11,242
Total China (Cost $19,568)		**17,577**
COLOMBIA 0.1%		
Corporate Bonds 0.1%		
Gran Colombia Gold, 6.875%, 8/9/26 (USD) (3)	640,000	637
Total Colombia (Cost $631)		**637**
CYPRUS 0.0%		
Common Stocks 0.0%		
Phoenix Vega Mezz (1)	124,420	7
Total Cyprus (Cost $3)		**7**
DENMARK 0.1%		
Common Stocks 0.1%		
Ascendis Pharma, ADR (USD) (1)	2,364	359
Genmab (1)	141	63
Total Denmark (Cost $363)		**422**
ECUADOR 0.1%		
Government Bonds 0.1%		
Ecuador Government International Bond, 1.00%, 7/31/35 (USD)	545,000	362
Total Ecuador (Cost $376)		**362**
FINLAND 0.0%		
Common Stocks 0.0%		
Kojamo	1,515	34
Sampo, Class A	1,305	69
Stora Enso, R Shares	2,102	35
UPM-Kymmene	1,558	55
Total Finland (Cost $204)		**193**

FRANCE 0.7%		
Common Stocks 0.7%		
Air Liquide	340	57
Airbus (1)	14,722	1,889
Alstom	4,996	178
Legrand	418	46
LVMH Moet Hennessy Louis Vuitton	329	258
Pernod Ricard	549	126
Safran	799	107
Schneider Electric	367	63
Thales	990	91
TotalEnergies	5,850	293
Valeo	2,545	75
Verallia	1,630	60
		3,243
Corporate Bonds 0.0%		
Altice France Holding, 4.00%, 2/15/28	100,000	108
		108
Total France (Cost $3,527)		**3,351**
GERMANY 4.4%		
Bank Loans 0.1% (5)		
TK Elevator U.S. Newco, FRN, 1M USD LIBOR + 3.50%, 4.00%, 7/30/27 (USD) (6)	597,007	598
		598
Common Stocks 0.3%		
BioNTech, ADR (USD) (1)	250	70
Delivery Hero (1)	475	59
Infineon Technologies	14,431	676
KION Group	1,325	145
LEG Immobilien	123	18
Merck	247	58
Siemens	2,349	382
Zalando (1)	679	64
		1,472
Corporate Bonds 0.1%		
Vertical Holdco, 7.625%, 7/15/28 (USD) (3)	400,000	424
		424

Government Bonds 3.7%		
Bundesobligation, 4/10/26	9,004,000	10,610
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26	3,704,754	4,730
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30	873,063	1,239
		16,579
Preferred Stocks 0.2%		
Sartorius	1,077	698
Volkswagen	697	156
		854
Total Germany (Cost $20,202)		**19,927**
GHANA 0.1%		
Corporate Bonds 0.1%		
Kosmos Energy, 7.75%, 5/1/27 (USD) (3)	260,000	260
Total Ghana (Cost $260)		**260**
GREECE 0.2%		
Common Stocks 0.2%		
Alpha Services and Holdings (1)	107,316	137
Eurobank Ergasias Services & Holdings (1)	258,478	271
National Bank of Greece (1)	73,959	233
Piraeus Financial Holdings (1)	124,420	213
Total Greece (Cost $803)		**854**
HONG KONG 0.0%		
Common Stocks 0.0%		
Samsonite International (1)	37,800	81
Sun Hung Kai Properties	3,500	47
Total Hong Kong (Cost $128)		**128**
HUNGARY 0.3%		
Common Stocks 0.3%		
OTP Bank (1)	19,557	1,175
Wizz Air Holdings (GBP) (1)	1,278	81
Total Hungary (Cost $1,062)		**1,256**

INDIA 0.8%		
Common Stocks 0.6%		
Axis Bank (1)	98,922	988
HDFC Bank	39,233	834
Housing Development Finance	8,690	331
Kotak Mahindra Bank	15,661	428
Voltas	4,719	76
		2,657
Government Bonds 0.2%		
Republic of India, 6.45%, 10/7/29	32,000,000	430
Republic of India, 7.59%, 1/11/26	50,000,000	714
		1,144
Total India (Cost $3,556)		**3,801**
INDONESIA 0.3%		
Common Stocks 0.1%		
Bank Central Asia	1,153,000	610
Sarana Menara Nusantara	354,100	29
		639
Government Bonds 0.2%		
Republic of Indonesia, 8.25%, 5/15/29	11,825,000,000	939
		939
Total Indonesia (Cost $1,454)		**1,578**
IRELAND 0.2%		
Corporate Bonds 0.2%		
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)	150,000	152
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)	375,000	381
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)	225,000	236
AerCap Ireland Capital, FRN, SOFRRATE + 0.68%, 0.73%, 9/29/23 (USD)	150,000	150
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (3)	60,000	59
Total Ireland (Cost $972)		**978**

ISRAEL 0.2%

Common Stocks 0.0%		
Monday.com (USD) (1)	184	68
		68
Government Bonds 0.2%		
State of Israel, 3.75%, 3/31/47	1,860,000	741
		741
Total Israel (Cost $801)		**809**

ITALY 0.4%

Common Stocks 0.4%		
Davide Campari-Milano	7,035	100
Ferrari (USD)	4,898	1,162
GVS	4,019	60
PRADA (HKD)	68,900	434
		1,756
Corporate Bonds 0.0%		
International Game Technology, 4.125%, 4/15/26 (USD) (3)	250,000	257
		257
Total Italy (Cost $1,955)		**2,013**

JAPAN 2.4%

Common Stocks 1.2%		
Asics	2,400	60
Bridgestone	2,100	93
Daikin Industries (2)	500	110
Fancl	16,900	512
Hamamatsu Photonics	6,400	380
Harmonic Drive Systems (2)	8,400	381
Hoshizaki	2,000	168
Industrial & Infrastructure Fund Investment	16	29
Istyle (1)	9,800	34
Keyence	300	181
Komatsu	6,300	165
MatsukiyoCocokara	900	40
Mitsui Fudosan	2,300	53
Miura	2,500	96
Recruit Holdings	22,900	1,523
Seven & i Holdings	1,700	71

Shin-Etsu Chemical	200	36
SMC	200	119
Sompo Holdings	700	30
Sony Group	7,500	868
Stanley Electric	4,600	116
SUMCO	1,600	31
Suzuki Motor	4,700	210
		5,306
Government Bonds 1.2%		
Japan Government Five Year Bond, 0.005%, 9/20/26	126,900,000	1,117
Japan Government Two Year Bond, 0.10%, 10/1/22	500,000,000	4,396
		5,513
Total Japan (Cost $10,633)		**10,819**
MACAO 0.1%		
Corporate Bonds 0.1%		
Wynn Macau, 5.625%, 8/26/28 (USD)	500,000	468
Total Macao (Cost $472)		**468**
MALAYSIA 0.1%		
Government Bonds 0.1%		
Government of Malaysia, 4.921%, 7/6/48	1,350,000	347
Total Malaysia (Cost $345)		**347**
MEXICO 0.5%		
Corporate Bonds 0.2%		
Braskem Idesa, 6.99%, 2/20/32 (USD) (3)	755,000	774
		774
Government Bonds 0.3%		
Mexican Bonos, 7.75%, 11/13/42	20,800,000	993
Mexican Udibonos, Inflation-Indexed, 4.00%, 11/30/28	6,414,781	338
		1,331
Total Mexico (Cost $2,161)		**2,105**

NETHERLANDS 0.5%

Common Stocks 0.5%		
Adyen (1)	135	407
Akzo Nobel	822	94
Argenx, ADR (USD) (1)	396	120
ASML Holding	1,379	1,121
Heineken	666	74
ING Groep	6,363	97
Koninklijke DSM	335	73
TKH Group, CVA	1,948	111
Total Netherlands (Cost $1,962)		**2,097**

NEW ZEALAND 0.2%

Government Bonds 0.2%		
Government of New Zealand, 2.75%, 5/15/51	1,191,000	810
Total New Zealand (Cost $825)		**810**

NORWAY 0.1%

Common Stocks 0.1%		
Aker BP	1,049	40
Borregaard	690	17
Equinor	6,716	170
Total Norway (Cost $191)		**227**

OMAN 0.1%

Government Bonds 0.1%		
Sultanate of Oman, 7.00%, 1/25/51 (USD) (3)	250,000	261
Total Oman (Cost $265)		**261**

PANAMA 0.0%

Corporate Bonds 0.0%		
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (3)	200,000	201
Total Panama (Cost $200)		**201**

RUSSIA 0.3%		
Government Bonds 0.3%		
Russian Federation, 7.65%, 4/10/30	90,000,000	1,240
Total Russia (Cost $1,299)		**1,240**
SAUDI ARABIA 0.0%		
Corporate Bonds 0.0%		
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (7)	200,000	205
Total Saudi Arabia (Cost $205)		**205**
SERBIA 0.2%		
Government Bonds 0.2%		
Republic of Serbia, 4.50%, 8/20/32	100,000,000	1,023
Total Serbia (Cost $1,119)		**1,023**
SINGAPORE 0.4%		
Common Stocks 0.4%		
Sea, ADR (USD) (1)	5,782	1,986
Total Singapore (Cost $1,633)		**1,986**
SOUTH AFRICA 0.4%		
Government Bonds 0.4%		
Republic of South Africa, 8.00%, 1/31/30	17,425,000	1,037
Republic of South Africa, 8.75%, 2/28/48	5,344,000	287
Republic of South Africa, 10.50%, 12/21/26	9,950,000	714
Total South Africa (Cost $2,190)		**2,038**
SOUTH KOREA 0.2%		
Common Stocks 0.0%		
Coupang (USD) (1)	1,984	59
		59

Government Bonds 0.2%		
Korea Treasury Bond, 2.00%, 6/10/31	798,000,000	646
		646
Total South Korea (Cost $724)		**705**
SPAIN 0.2%		
Common Stocks 0.2%		
Amadeus IT Group, Class A (1)	12,580	841
Cellnex Telecom	1,640	101
Total Spain (Cost $930)		**942**
SURINAME 0.1%		
Government Bonds 0.1%		
Republic of Suriname, 9.25%, 10/26/26 (USD) (8)	800,000	580
Total Suriname (Cost $559)		**580**
SWEDEN 0.6%		
Bank Loans 0.2% (5)		
All-Star Bidco, FRN, 1M USD LIBOR + 3.50%, 7/21/28 (USD) (6)	600,000	599
		599
Common Stocks 0.3%		
Alfa Laval	2,599	111
Atlas Copco, B Shares	750	40
Boliden	3,758	132
Epiroc, Class B	2,810	60
Hexagon, Class B	3,615	58
Hexpol	2,973	35
Lundin Energy	2,175	86
Sandvik	1,810	46
Spotify Technology (USD) (1)	442	128
Svenska Cellulosa, Class B	37,752	590
Swedbank, Class A (2)	2,753	60
Swedish Match	6,320	56
		1,402
Corporate Bonds 0.0%		
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25 (EUR) (3)	100,000	117
		117

Government Bonds 0.1%		
Sweden Government Bond, 3.50%, 3/30/39	3,200,000	550
		550
Total Sweden (Cost $2,731)		**2,668**
SWITZERLAND 0.2%		
Common Stocks 0.2%		
Cie Financiere Richemont	783	97
Montana Aerospace (1)	3,560	127
Nestle	1,289	170
On Holding, Class A (USD) (1)	1,572	54
Roche Holding	226	88
Sophia Genetics (USD) (1)	9,365	133
Zurich Insurance Group	159	70
Total Switzerland (Cost $733)		**739**
TAIWAN 0.3%		
Common Stocks 0.3%		
Taiwan Semiconductor Manufacturing	66,000	1,401
Total Taiwan (Cost $1,413)		**1,401**
THAILAND 0.1%		
Government Bonds 0.1%		
Kingdom of Thailand, 3.60%, 6/17/67	10,500,000	359
Total Thailand (Cost $388)		**359**
TURKEY 0.1%		
Government Bonds 0.1%		
Republic of Turkey, 11.70%, 11/13/30	9,100,000	653
Total Turkey (Cost $825)		**653**
UNITED KINGDOM 2.9%		
Common Stocks 1.7%		
Abcam (1)	2,788	64
Ashtead Group	19,572	1,640
ASOS (1)	541	18

AstraZeneca, ADR (USD)	5,129	320
Baltic Classifieds Group (1)	145,468	432
Compass Group (1)	5,768	122
Croda International	523	68
Derwent London	17,379	804
Direct Line Insurance Group	13,778	55
Dr. Martens (1)	5,969	30
Experian	22,023	1,010
Farfetch, Class A (USD) (1)	6,075	238
Genuit Group	6,384	58
Helios Towers (1)	8,144	17
London Stock Exchange Group	19,755	1,923
Melrose Industries	43,191	93
Mondi	3,140	78
Next	388	42
Novocure (USD) (1)	74	8
Smiths Group	7,589	141
Trainline (1)	81,925	356
Unilever (EUR)	2,595	139
UNITE Group	811	12
Weir Group	5,779	137
Whitbread (1)	1,531	69
		7,874
Corporate Bonds 0.2%		
eG Global Finance, 8.50%, 10/30/25 (USD) (3)	600,000	625
		625
Government Bonds 1.0%		
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24	2,992,600	4,497
		4,497
Total United Kingdom (Cost $13,018)		**12,996**
UNITED STATES 42.9%		
Asset-Backed Securities 1.0%		
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%, 1/25/34 (3)	88,936	89
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (3)	260,000	268
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%, 10/30/48 (3)	766,300	805
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (3)	269,325	269
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%, 2/26/29 (3)	510,684	509

Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO, FRN, 3M USD LIBOR + 3.10%, 10/20/34 (3)	285,000	284
Neuberger Berman Loan Advisers, Series 2019-32A, Class ER, CLO, FRN, 3M USD LIBOR + 6.10%, 6.224%, 1/20/32 (3)	350,000	350
OCP, Series 2020-19A, Class ER, CLO, FRN, 3M USD LIBOR + 6.50%, 6.632%, 10/20/34 (3)	250,000	249
OCP, Series 2021-21A, Class D, CLO, FRN, 3M USD LIBOR + 2.95%, 3.143%, 7/20/34 (3)	150,000	150
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (3)	100,000	100
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%, 5/21/29 (3)	320,000	320
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD LIBOR + 6.15%, 1/15/35 (3)	250,000	250
Peace Park, Series 2021-1A, Class D, CLO, FRN, 3M USD LIBOR + 2.95%, 3.088%, 10/20/34 (3)	510,000	508
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (3)	410,000	410
		4,561
Bank Loans 13.1% (5)		
Agiliti Health, FRN, 1M USD LIBOR + 2.75%, 3.50%, 1/4/26 (4)	392,232	391
Applied Systems, FRN, 1M USD LIBOR + 3.25%, 3.75%, 9/19/24	798,385	797
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%, 9/19/25 (6)	375,000	379
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 4.335%, 10/1/25	90,000	90
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR + 3.50%, 4.50%, 11/20/23 (4)	791,909	792
Asurion, FRN, 1M USD LIBOR + 3.13%, 3.212%, 11/3/23	1,343,358	1,340
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.337%, 1/31/28	101,879	101
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.337%, 1/20/29 (6)	700,000	697
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%, 2.837%, 11/27/25 (6)	753,333	751
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 4.00%, 10/30/26	596,996	598
Cano Health, FRN, 1M USD LIBOR + 4.50%, 11/23/27	110,000	110
Catalent Pharma Solutions, FRN, 1M USD LIBOR + 2.00%, 2/22/28	334,160	334
CCC Intelligent Solutions, FRN, 1M USD LIBOR + 2.50%, 9/21/28 (6)	1,500,000	1,495
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/1/27	612,086	614
CNT Holdings I, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/8/27	598,496	599
CommerceHub, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/29/27	994,994	996
CommerceHub, FRN, 1M USD LIBOR + 7.00%, 7.75%, 12/29/28	100,000	102
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 4.00%, 9/29/28	1,200,000	1,198
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.837%, 11/29/24	796,589	793

Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28	110,000	111
Diamond, FRN, 1M USD LIBOR + 3.00%, 9/29/28	520,000	519
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27	433,259	434
Edelman Financial Engines Center, FRN, 3M USD LIBOR + 6.75%, 6.837%, 7/20/26	805,000	810
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 5/19/28	703,979	704
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%, 6.75%, 5/21/29 (4)	465,000	467
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%, 7.25%, 5/21/29	145,000	146
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28	330,000	338
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/21/28	850,000	849
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 3.087%, 10/7/26	88,016	87
Forterra Finance, FRN, 3M USD LIBOR + 3.00%, 4.00%, 10/25/23	992,346	992
Golden Nugget, FRN, 1M USD LIBOR + 2.50%, 3.25%, 10/4/23	2,489,824	2,476
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 4/30/25	997,425	988
Hertz, FRN, 1M USD LIBOR + 7.25%, 3.75%, 12/31/21 (4)	118,182	118
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24	695,155	695
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 4.25%, 3/2/28	399,000	399
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 7.50%, 3/2/29 (4)	400,000	402
Intelsat Jackson Holdings, 8.625%, 1/2/24	60,000	61
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%, 3.60%, 7/13/22 (6)	2,905,809	2,926
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%, 11/27/23	185,000	187
Intelsat Jackson Holdings, FRN, PRIME + 5.50%, 8.75%, 1/2/24 (6)	720,000	727
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27 (6)	536,573	536
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 10/8/27 (6)	480,000	477
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 8/31/26	623,410	622
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24	188,907	189
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.338%, 2/23/29	300,000	304
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.587%, 9/13/24	595,365	593
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 4.00%, 7/21/28	200,000	199
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 7.25%, 7/20/29 (6)	800,000	801
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 7.00%, 10/15/29 (6)	810,000	816
Mozart Borrower, FRN, 1M USD LIBOR + 3.25%, 10/23/28 (6)	1,035,000	1,036
Mozart Borrower, FRN, 3M EURIBOR + 3.50%, 10/23/28 (EUR) (6)	135,000	156
New Trojan Parent, FRN, 1M USD LIBOR + 3.25%, 3.75%, 1/6/28	189,525	189

New Trojan Parent, FRN, 1M USD LIBOR + 7.25%, 7.75%, 1/5/29	400,000	397
Onvoy, FRN, 3M USD LIBOR + 4.50%, 5.50%, 2/10/24	1,359,569	1,357
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 10/27/28 (6)	250,000	250
Osmose Utilities Services, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/23/28	600,000	598
PAE, FRN, 1M USD LIBOR + 4.50%, 10/19/27 (6)	1,000,000	998
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28	598,500	599
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27	771,182	772
PPD, FRN, 1M USD LIBOR + 2.00%, 2.50%, 1/13/28	2,392,987	2,387
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28	85,916	86
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28	529,085	531
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%, 4.00%, 3/10/28	597,748	597
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28	1,615,000	1,611
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29 (6)	795,000	811
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 3.75%, 2/17/28	437,900	439
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 6/1/29	400,000	400
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%, 4.087%, 8/14/26	282,607	282
Scientific Games International, FRN, 1M USD LIBOR + 2.75%, 2.837%, 8/14/24 (6)	2,496,124	2,484
Sophia, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/7/27	1,009,881	1,010
Sotera Health Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%, 12/11/26	800,000	797
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 5.00%, 8/11/28	435,000	437
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.25%, 2/5/27	498,708	497
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28	495,000	492
Transplace Holdings, FRN, 3M USD LIBOR + 3.75%, 10/7/24 (6)	1,200,000	1,199
Travel Leaders Group, FRN, 3M USD LIBOR + 4.00%, 1/25/24	344,111	325
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 3/31/28	798,000	796
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.587%, 4/4/25	597,686	598
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.087%, 2/5/26 (6)	921,773	907
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 4.087%, 10/22/26	254,354	255
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.587%, 10/23/25	1,600,000	1,593
WideOpenWest Finance, FRN, 3M USD LIBOR + 3.25%, 4.25%, 8/18/23	1,514,012	1,512
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR + 2.75%, 2.84%, 5/18/25 (6)	777,902	762
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27	518,148	518

Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28	300,000	302
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%, 10/2/28 (6)	165,000	165
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%, 7.50%, 10/1/29 (4)	110,000	109
		59,404
Common Stocks 17.3%		
10X Genomics, Class A (1)	90	15
AbbVie	1,190	136
Acadia Realty Trust, REIT	1,991	43
Acceleron Pharma (1)	385	67
Advanced Micro Devices (1)	8,023	965
AGCO	161	20
Agilent Technologies	952	150
Air Lease	3,804	152
Air Products & Chemicals	353	106
Airbnb, Class A (1)	151	26
Akoya Biosciences (1)	1,837	24
Alamo Group	237	36
Alexandria Real Estate Equities, REIT	243	50
Allegiant Travel (1)	300	53
Alnylam Pharmaceuticals (1)	404	64
Alphabet, Class A (1)	614	1,818
Alphabet, Class C (1)	222	658
Amazon.com (1)	1,477	4,981
Ameren	665	56
American Campus Communities, REIT	811	44
American International Group	3,278	194
American Tower, REIT	775	219
Amgen	347	72
Amphenol, Class A	2,370	182
Anthem	317	138
Apellis Pharmaceuticals (1)	812	25
Apollo Global Management	1,380	106
Apple	625	94
Apple Hospitality REIT, REIT	608	10
AppLovin, Class A (1)	2,800	275
Armstrong World Industries	576	61
Assurant	2,141	345
Atlassian, Class A (1)	3,133	1,435
AvalonBay Communities, REIT	3,753	888
Avantor (1)	1,845	74
Avery Dennison	315	69
Axis Capital Holdings	1,343	70
Ball	2,023	185

Bank of America	29,580	1,413
Bank of New York Mellon	1,529	91
BankUnited	1,579	64
Barings BDC	3,000	34
Becton Dickinson & Company	406	97
Belden	2,562	154
Bill.com Holdings (1)	3,773	1,110
Biogen (1)	167	45
Black Knight (1)	724	51
Blueprint Medicines (1)	505	57
Boeing (1)	385	80
Booking Holdings (1)	76	184
Bright Horizons Family Solutions (1)	2,015	334
Bruker	972	78
Burlington Stores (1)	538	149
C4 Therapeutics (1)	1,200	53
Cactus, Class A	710	31
Caesars Entertainment (1)	2,100	230
Camden Property Trust, REIT	396	65
Canva, Acquisition Date: 8/16/21, Cost $44 (1)(4)(9)	26	44
Capital One Financial	394	59
Capri Holdings (1)	1,372	73
Carvana (1)	741	225
Catalent (1)	406	56
Caterpillar	210	43
Cboe Global Markets	494	65
CC Neuberger Principal Holdings III (1)	41,992	421
Cedar Fair (1)	1,755	82
Centene (1)	1,408	100
Ceridian HCM Holding (1)	435	54
CF Industries Holdings	912	52
ChampionX (1)	1,725	45
Charles Schwab	31,573	2,590
Charter Communications, Class A (1)	459	310
Chevron	1,674	192
Chipotle Mexican Grill (1)	62	110
Chubb	972	190
Cigna	315	67
Citizens Financial Group	2,000	95
Clarivate (1)	183	4
Clear Channel Outdoor Holdings (1)	112,100	325
Clearwater Analytics Holdings, Class A (1)	4,297	97
CM Life Sciences III (1)	11,000	114
CME Group	287	63
CMS Energy	880	53
CNA Financial	1,719	77

Coca-Cola	3,359	189
Comcast, Class A	4,354	224
Confluent, Class A (1)	1,060	72
ConocoPhillips	3,194	238
Cooper	91	38
Copart (1)	4,520	702
Costco Wholesale	392	193
Coupa Software (1)	876	199
Crown Castle International, REIT	816	147
CubeSmart, REIT	980	54
Cummins	894	214
Danaher	899	280
Darling Ingredients (1)	754	64
Datadog, Class A (1)	1,342	224
Deere	175	60
Definitive Healthcare (1)	2,246	90
Denali Therapeutics (1)	171	8
Devon Energy	3,945	158
Dexcom (1)	119	74
Diamondback Energy	2,500	268
Dime Community Bancshares	1,009	36
DocuSign (1)	515	143
Dollar General	433	96
Dominion Energy	719	55
DoorDash, Class A (1)	4,140	806
Douglas Emmett, REIT	1,278	42
Doximity, Class A (1)	1,268	88
DraftKings, Class A (1)	1,200	56
East West Bancorp	1,321	105
Element Solutions	2,522	57
elf Beauty (1)	2,324	75
Eli Lilly	5,711	1,455
Encore Capital Group (1)	1,044	56
EngageSmart (1)	15,875	532
Entegris	1,022	144
EOG Resources	2,152	199
Equinix, REIT	196	164
Equitable Holdings	2,585	87
Equitrans Midstream	11,232	116
Equity LifeStyle Properties, REIT	584	49
Equity Residential, REIT	7,237	625
Essex Property Trust, REIT	183	62
Estee Lauder, Class A	3,171	1,028
Etsy (1)	822	206
Eucrates Biomedical Acquisition (1)	9,800	96
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1)	3,266	3

Euronet Worldwide (1)	1,063	119
Exact Sciences (1)	8,806	839
Exelixis (1)	881	19
Expedia Group (1)	5,838	960
Fate Therapeutics (1)	187	10
FedEx	990	233
Fifth Third Bancorp	9,585	417
Figs, Class A (1)	4,450	150
First American Financial	289	21
Fiserv (1)	520	51
Five9 (1)	1,341	212
Floor & Decor Holdings, Class A (1)	460	63
Fluence Energy (1)	16,620	591
ForgeRock, Class A (1)	1,929	57
Fortive	1,429	108
Freshpet (1)	2,673	417
General Electric	18,624	1,953
Generation Bio (1)	323	7
Gitlab, Class A (1)	2,455	275
Goldman Sachs Group	390	161
Guardant Health (1)	366	43
Hanover Insurance Group	436	55
Hartford Financial Services Group	1,917	140
HCA Healthcare	374	94
Hess	618	51
Hilton Worldwide Holdings (1)	932	134
Hologic (1)	1,091	80
Home BancShares	1,634	39
Home Depot	1,245	463
Honeywell International	633	138
Hubbell	262	52
HubSpot (1)	1,218	987
Humana	322	149
Huntington Bancshares	13,312	210
Incyte (1)	777	52
Ingersoll Rand (1)	3,386	182
Insmed (1)	1,554	47
Insulet (1)	106	33
Intellia Therapeutics (1)	240	32
International Paper	1,618	80
Intuitive Surgical (1)	2,001	723
Ionis Pharmaceuticals (1)	1,188	38
IVERIC bio (1)	3,500	62
JB Hunt Transport Services	387	76
JBG SMITH Properties, REIT	2,235	64
Kadant	61	14

Kemper	554	35
Keurig Dr Pepper	1,437	52
Khosla Ventures Acquistion SPAC/Nextdoor PIPE (1)(10)	2,702	25
Kilroy Realty, REIT	514	35
KKR	550	44
Kodiak Sciences (1)	1,781	209
Kratos Defense & Security Solutions (1)	2,069	44
Leidos Holdings	952	95
Liberty Media Acquisition (1)	10,040	104
Liberty Media-Liberty Formula One, Class C (1)	1,345	75
Linde	871	278
Littelfuse	613	181
Live Nation Entertainment (1)	923	93
Lululemon Athletica (1)	266	124
Magnolia Oil & Gas, Class A	2,571	54
Marriott International, Class A (1)	206	33
Marsh & McLennan	292	49
Martin Marietta Materials	100	39
Mastercard, Class A	3,169	1,063
Match Group (1)	693	104
McDonald's	638	157
Merck	2,441	215
Meta Platforms (1)	4,849	1,569
MetLife	1,794	113
Mettler-Toledo International (1)	7	10
MGM Resorts International	1,156	55
Microsoft	929	308
Middleby (1)	659	120
Mirati Therapeutics (1)	226	43
Moderna (1)	374	129
Molina Healthcare (1)	273	81
Mondelez International, Class A	1,820	111
MongoDB (1)	420	219
Monster Beverage (1)	916	78
Monte Rosa Therapeutics (1)	1,188	28
Morgan Stanley	3,301	339
nCino (1)	1,994	145
Netflix (1)	2,635	1,819
Neurocrine Biosciences (1)	385	41
NextEra Energy	464	40
NexTier Oilfield Solutions (1)	8,514	38
NIKE, Class B	2,532	424
Norfolk Southern	910	267
NVIDIA	684	175
Occidental Petroleum, Warrants, 8/3/27 (1)	17,700	266
Okta (1)	2,080	514

Olaplex Holdings (1)	16,672	465
Old Dominion Freight Line	229	78
Ollie's Bargain Outlet Holdings (1)	655	44
Open Lending, Class A (1)	9,180	289
Opendoor Technologies, Class A (1)	7,838	186
O'Reilly Automotive (1)	141	88
Ortho Clinical Diagnostics Holdings (1)	1,639	32
Outset Medical (1)	460	24
PACCAR	1,293	116
Pacific Biosciences of California (1)	1,205	32
Pacific Premier Bancorp	1,305	55
Packaging Corp. of America	854	117
Parker-Hannifin	355	105
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(4)(9)	165	9
Paycom Software (1)	318	174
Paycor HCM (1)	1,335	43
Paylocity Holding (1)	580	177
PayPal Holdings (1)	462	107
Peloton Interactive, Class A (1)	1,536	140
Penumbra (1)	247	68
Pfizer	2,528	111
Phreesia (1)	581	41
Pinnacle Financial Partners	1,019	98
Pinterest, Class A (1)	1,020	46
Pioneer Natural Resources	804	150
PNC Financial Services Group	1,823	385
Popular	1,106	90
PPG Industries	459	74
PRA Group (1)	637	27
PROCEPT BioRobotics (1)	888	38
Procter & Gamble	941	135
Prologis, REIT	468	68
Quaker Chemical	707	174
Quanta Services	520	63
Rapid Micro Biosystems, Class A (1)	2,365	48
Raymond James Financial	489	48
RealReal (1)	2,176	28
Regency Centers, REIT	158	11
Regeneron Pharmaceuticals (1)	136	87
RenaissanceRe Holdings	516	73
Rent the Runway, Class A (1)	832	14
ROBLOX, Class A (1)	8,154	685
Roku (1)	151	46
Roper Technologies	381	186
RPM International	1,220	106
Safety Insurance Group	477	37

salesforce.com (1)	642	192
Sanderson Farms	16	3
Sandy Spring Bancorp	944	45
SBA Communications, REIT	609	210
Seacoast Banking	2,411	88
Seagen (1)	496	87
Sealed Air	2,209	131
Seer (1)(2)	2,383	88
Selective Insurance Group	724	57
Sempra Energy	1,077	137
ServiceNow (1)	1,272	888
Sherwin-Williams	551	174
Shoals Technologies Group, Class A (1)	751	23
Shockwave Medical (1)	436	93
Signature Bank	3,429	1,021
SilverBox Engaged Merger Corp I (1)	24,163	244
Simon Property Group, REIT	134	20
SL Green Realty, REIT	351	25
Snap, Class A (1)	6,447	339
Snowflake, Class A (1)	304	108
Square, Class A (1)	4,399	1,120
Starbucks	1,102	117
State Street	913	90
Stericycle (1)	1,363	91
Stoneridge (1)	2,096	40
Stronghold Digital Mining, Class A (1)	21,066	578
Stryker	667	177
Sun Country Airlines Holdings (1)	4,094	124
Sunstone Hotel Investors, REIT (1)	282	3
Sylvamo (1)	147	4
Synopsys (1)	483	161
T-Mobile U.S. (1)	14,737	1,695
Teleflex	176	63
Terreno Realty, REIT	98	7
Tesla (1)	497	554
Textron	1,469	108
Thermo Fisher Scientific	528	334
Thermon Group Holdings (1)	2,742	47
Thoughtworks Holding (1)	2,765	80
Timken	445	32
Toast, Class A (1)	573	30
Trimble (1)	704	62
Trinity Capital	2,500	40
Twilio, Class A (1)	1,229	358
UiPath, Class A (1)	5,061	254
Ultragenyx Pharmaceutical (1)	2,908	244

United Parcel Service, Class B	1,566	334
UnitedHealth Group	6,052	2,787
Upwork (1)	1,350	64
Veeva Systems, Class A (1)	238	75
Velocity Acquisition (1)	24,163	244
VeriSign (1)	400	89
Verizon Communications	640	34
Vertex Pharmaceuticals (1)	599	111
Virtus Investment Partners	218	70
Visa, Class A	684	145
Voya Financial	1,003	70
Vulcan Materials	269	51
Walt Disney (1)	6,375	1,078
Warby Parker, Class A (1)	1,060	57
Warner Music Group, Class A	1,507	75
Wayfair, Class A (1)(2)	227	57
Webster Financial	873	49
WEC Energy Group	455	41
Wells Fargo	6,324	324
Welltower, REIT	1,005	81
West Pharmaceutical Services	351	151
Western Alliance Bancorp	8,180	950
Westrock	972	47
Wingstop	330	57
Xcel Energy	573	37
Xometry, Class A (1)(2)	884	48
Zoom Video Communications, Class A (1)	3,903	1,072
		78,252
Convertible Bonds 0.8%		
Air Transport Services Group, 1.125%, 10/15/24	500,000	534
Apellis Pharmaceuticals, 3.50%, 9/15/26	145,000	173
Avalara, 0.25%, 8/1/26 (3)	240,000	251
Beauty Health, 1.25%, 10/1/26 (3)	220,000	251
Cable One, 1.125%, 3/15/28 (3)	165,000	163
DISH Network, 3.375%, 8/15/26	97,000	99
Liberty Broadband, 2.75%, 9/30/50 (3)	45,000	47
Liberty Media Corp-Liberty Formula One, 1.00%, 1/30/23	85,000	129
Pioneer Natural Resources, 0.25%, 5/15/25	235,000	419
Pure Storage, 0.125%, 4/15/23	435,000	521
Radius Global Infrastructure, 2.50%, 9/15/26 (3)	260,000	269
Radius Health, 3.00%, 9/1/24	375,000	368
Snap, Zero Coupon, 5/1/27 (3)	360,000	365
Workday, 0.25%, 10/1/22	135,000	267
		3,856

Convertible Preferred Stocks 1.1%		
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21, Cost $92 (1)(4)(9)	1,345	92
American Electric Power, 6.125%, 8/15/23	5,312	272
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2)	9,719	509
Broadcom, Series A, 8.00%, 9/30/22	474	793
Clarivate, Series A, 5.25%, 6/1/24	3,976	363
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(4)(9)	1,376	23
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)(4)(9)	272	60
Dominion Energy, Series A, 7.25%, 6/1/22	2,283	226
DTE Energy, 6.25%, 11/1/22	6,334	321
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)(4)(9)	666	8
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(4)(9)	162	5
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (1)(4)(9)	1,156	15
NextEra Energy, 5.279%, 3/1/23	2,090	113
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(4)(9)	1,232	26
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)(4)(9)	238	13
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(4)(9)	1,822	117
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(4)(9)	534	34
RBC Bearings, Series A, 5.00%, 10/15/24 (2)	4,094	489
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(4)(9)	207	3
Southern, Series 2019, 6.75%, 8/1/22	6,609	339
Spire, Series A, 7.50%, 3/1/24	9,776	476
UGI, 7.25%, 6/1/24	4,916	494
		4,791
Corporate Bonds 7.4%		
AdaptHealth, 5.125%, 3/1/30 (3)	220,000	221
Altera Infrastructure, 8.50%, 7/15/23 (3)	170,000	127
American Airlines, 5.50%, 4/20/26 (3)	500,000	524
American Airlines, 5.75%, 4/20/29 (3)	280,000	301
American Airlines, 11.75%, 7/15/25 (3)	240,000	297
Ardagh Packaging Finance, 5.25%, 4/30/25 (3)	2,400,000	2,484
Bausch Health, 6.125%, 4/15/25 (3)	2,136,000	2,173
Bausch Health Americas, 9.25%, 4/1/26 (3)	800,000	850
Calpine, 3.75%, 3/1/31 (3)	915,000	878
Cano Health, 6.25%, 10/1/28 (3)	200,000	201
Carnival, 6.00%, 5/1/29 (3)	410,000	410
CD&R Smokey Buyer, 6.75%, 7/15/25 (3)	170,000	179
Change Healthcare Holdings, 5.75%, 3/1/25 (3)	2,400,000	2,415
Cheniere Energy Partners, 3.25%, 1/31/32 (3)	725,000	717
Crocs, 4.125%, 8/15/31 (3)	630,000	632
Exterran Energy Solutions, 8.125%, 5/1/25	375,000	363

Forterra Finance, 6.50%, 7/15/25 (3)	800,000	851
FXI Holdings, 12.25%, 11/15/26 (3)	800,000	890
Global Net Lease, 3.75%, 12/15/27 (3)	800,000	788
GPD, 10.125%, 4/1/26 (3)	450,000	482
Granite Merger Sub 2, 11.00%, 7/15/27 (3)	2,000,000	2,280
Hightower Holding, 6.75%, 4/15/29 (3)	245,000	250
Home Point Capital, 5.00%, 2/1/26 (3)	285,000	256
Intelsat Jackson Holdings, 9.50%, 9/30/22 (3)	195,000	228
LCPR Senior Secured Financing, 5.125%, 7/15/29 (3)	430,000	436
Life Time, 5.75%, 1/15/26 (3)	735,000	757
Lions Gate Capital Holdings, 5.50%, 4/15/29 (3)	110,000	112
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3)	290,000	294
Lumen Technologies, Series Y, 7.50%, 4/1/24	600,000	659
Midas OpCo Holdings, 5.625%, 8/15/29 (3)	530,000	541
Mozart Debt Merger, 5.25%, 10/1/29 (3)	350,000	356
NGL Energy Operating, 7.50%, 2/1/26 (3)	415,000	420
NGL Energy Partners, 7.50%, 11/1/23 (2)	35,000	34
NuStar Logistics, 4.75%, 2/1/22	200,000	200
Option Care Health, 4.375%, 10/31/29 (3)	815,000	817
Pacific Gas & Electric, 4.95%, 7/1/50	155,000	172
Papa John's International, 3.875%, 9/15/29 (3)	405,000	395
PetSmart, 7.75%, 2/15/29 (3)	500,000	539
PG&E, 5.00%, 7/1/28 (2)	95,000	99
Photo Holdings Merger Sub, 8.50%, 10/1/26 (2)(3)	530,000	556
Plantronics, 4.75%, 3/1/29 (2)(3)	650,000	596
PRA Group, 7.375%, 9/1/25 (3)	395,000	421
Rivian Holdings, Acquisition Date: 10/8/21, Cost $794, 7.00%, 10/8/26 (1)(4)(9)	810,000	794
Rockcliff Energy II, 5.50%, 10/15/29 (3)	250,000	256
Scientific Games International, 8.25%, 3/15/26 (3)	400,000	423
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (3)	365,000	370
Solaris Midstream Holdings, 7.625%, 4/1/26 (2)(3)	60,000	63
Tenneco, 5.125%, 4/15/29 (3)	405,000	401
Transocean Phoenix 2, 7.75%, 10/15/24 (3)	55,000	56
Transocean Pontus, 6.125%, 8/1/25 (3)	26,800	27
Transocean Proteus, 6.25%, 12/1/24 (3)	233,750	235
Tronox, 6.50%, 5/1/25 (3)	600,000	629
Tutor Perini, 6.875%, 5/1/25 (2)(3)	500,000	509
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	57,260	58
UAL PTT, Series 2007-1, 6.636%, 7/2/22	257,404	263
United Airlines, 4.375%, 4/15/26 (3)	600,000	621
United Airlines, 4.625%, 4/15/29 (3)	150,000	155
Verizon Communications, 3.55%, 3/22/51	150,000	161
Verscend Escrow, 9.75%, 8/15/26 (3)	1,000,000	1,059
Vistra, VR, 8.00% (3)(7)(11)	205,000	215
Welbilt, 9.50%, 2/15/24 (2)	800,000	822

WeWork, 7.875%, 5/1/25 (3)	330,000	335
		33,653
Equity Mutual Funds 0.6%		
Invesco Senior Loan ETF	125,000	2,760
		2,760
Municipal Securities 0.5%		
Colorado HFA, Covenant Living Community, Series B, 4.48%, 12/1/40	250,000	268
Illinois, Build America, GO, 7.10%, 7/1/35	165,000	214
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/46	30,000	4
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (3)	225,000	233
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.25%, 7/1/37 (1)(12)	240,000	238
Puerto Rico Commonwealth, Public Improvement, Series A-PSA, GO, 8.00%, 7/1/35 (1)(12)	225,000	198
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 6.00%, 7/1/39 (1)(12)	340,000	332
Puerto Rico Commonwealth, Public Improvement, Series E, GO, 5.50%, 7/1/31 (1)(12)	215,000	209
Puerto Rico Commonwealth, Public Improvement, Unrefunded Balance, Series A, GO, 5.125%, 7/1/31 (1)(12)	105,000	103
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	290,000	303
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49	115,000	120
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47	500,000	53
		2,275
Non-U.S. Government Mortgage-Backed Securities 1.1%		
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 5/15/53 (3)	580,000	497
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 2.84%, 9/15/38 (3)	515,000	516
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 3.84%, 9/15/38 (3)	100,000	100
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M USD LIBOR + 2.85%, 2.94%, 11/15/34 (3)	130,000	123
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR + 2.54%, 2.63%, 10/15/34 (3)	85,000	83
BPR Trust, Series 2021-TY, Class C, ARM, 1M USD LIBOR + 1.70%, 1.79%, 9/15/38 (3)	230,000	230
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, ARM, 1M USD LIBOR + 2.15%, 2.24%, 4/15/34 (3)	160,000	159
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR + 3.93%, 4.02%, 6/15/23 (3)	160,000	160

CAFL Issuer, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%, 3/28/29 (3)	830,000	830
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, ARM, 4.123%, 5/15/52 (3)	125,000	121
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, ARM, 4.66%, 5/15/52 (3)	80,000	71
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM, 4.203%, 8/10/47 (3)	175,000	162
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM, 1M USD LIBOR + 6.75%, 7.00%, 12/15/35 (3)	100,000	103
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1, CMO, ARM, 3.174%, 4/25/66 (3)	135,000	134
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, CMO, ARM, 3.202%, 6/25/66 (3)	265,000	265
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD LIBOR + 3.131%, 3.221%, 12/15/36 (3)	180,000	175
Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class M2, CMO, ARM, 1M USD LIBOR + 3.10%, 3.189%, 3/25/50 (3)	75,290	76
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class B1, CMO, ARM, SOFR30A + 3.05%, 3.099%, 1/25/34 (3)	190,000	192
ZH Trust, Series 2021-2, Class A, CMO, 2.349%, 10/17/27 (3)	805,000	805
ZH Trust, Series 2021-2, Class B, CMO, 3.506%, 10/17/27 (3)	390,000	390
		5,192
Total United States (Cost $188,901)		**194,744**
SHORT-TERM INVESTMENTS 28.0%		
Money Market Funds 28.0%		
T. Rowe Price Government Reserve Fund, 0.06% (13)(14)	127,142,136	127,142
Total Short-Term Investments (Cost $127,142)		**127,142**
SECURITIES LENDING COLLATERAL 1.5%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.7%		
Short-Term Funds 0.7%		
T. Rowe Price Short-Term Fund, 0.07% (13)(14)	326,191	3,262
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		**3,262**

Citibank	5 Year Interest Rate Swap, 8/8/27 Pay Fixed 1.300% Semi-Annually, Receive Variable 0.132% (3M USD LIBOR) Quarterly, 8/4/22 @ 1.30%* (USD) (1)	1	13,700	220
Citibank	USD Put / JPY Call, 11/4/21 @ 109.00 (JPY) (1)	1	5,510	–
Morgan Stanley	AstraZeneca, Call, 1/21/22 @ $55.00 (USD) (1)	165	1,029	131
Morgan Stanley	GBP Put / USD Call, 12/30/21 @ $1.35 (USD) (1)	1	2,050	12
Morgan Stanley	S&P 500 INDEX, Put, 12/17/21 @ $4,100.00 (USD) (1)	13	5,987	24
Total OTC Options Purchased (Cost $368)				466
Total Options Purchased (Cost $731)				**790**
Total Investments in Securities 97.7% of Net Assets (Cost $440,363)				**$ 443,229**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

* Exercise Spread

(1) Non-income producing

(2) See Note 4. All or a portion of this security is on loan at October 31, 2021.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $48,187 and represents 10.6% of net assets.

(4) See Note 2. Level 3 in fair value hierarchy.

(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(6) All or a portion of this loan is unsettled as of October 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.

(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(8) Security is in default or has failed to make a scheduled interest and/or principal payment.

(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,243 and represents 0.3% of net assets.

(10) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at October 31, 2021, was $27 and was valued at $25 (0.0% of net assets).

(11) Perpetual security with no stated maturity date.

(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

(13) Seven-day yield

(14) Affiliated Companies

1M CAD CDOR	One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR	One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR	One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR	One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR	One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR	One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR	One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR	One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR	One month NOK NIBOR (Norwegian interbank offered rate)
1M SGD SIBOR	One month SGD SIBOR (Singapore interbank offered rate)
1M SEK STIBOR	One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M HKD HIBOR	Three month HKD HIBOR (Hong Kong interbank offered rate)
3M KRW CD	Three month KRW certificate of deposit
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR	Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
1M ADBB	One month AUD bank bill
ADR	American Depositary Receipts

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CPI	Consumer Price Index
CVA	Dutch Certificate (Certificaten Van Aandelen)
CZK	Czech Koruna
EGP	Egyptian Pound
ESTR	Euro short-term rate
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GBP SONIA	Sterling Overnight Index Average
GO	General Obligation
HFA	Health Facility Authority
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PHP	Philippines Peso
PIPE	Private Investment in Public Equity
PLN	Polish Zloty
PRIME	Prime rate
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON	New Romanian Leu

(Amounts in 000s)

SWAPS 0.1%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)**	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.1%				
Credit Default Swaps, Protection Bought 0.0%				
France (0.0)%				
BNP Paribas, Protection Bought (Relevant Credit: Sanofi), Pay 1.00% Quarterly, Receive upon credit default, 6/20/26	190	(8)	(8)	–
Total France			**(8)**	**–**
United States 0.0%				
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX. NA.BBB-S14, 50 Year Index), Pay 3.00% Monthly, Receive upon credit default, 12/16/72	2,500	105	87	18
Total United States			**87**	**18**
Total Bilateral Credit Default Swaps, Protection Bought			**79**	**18**
Credit Default Swaps, Protection Sold (0.0)%				
Egypt (0.0)%				
Goldman Sachs, Protection Sold (Relevant Credit: Arab Republic of Egypt, B2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/26 (USD)	500	(78)	(76)	(2)
Total Egypt			**(76)**	**(2)**
Luxembourg 0.0%				
JPMorgan Chase, Protection Sold (Relevant Credit: ArcelorMittal, Baa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/25	345	66	67	(1)
Total Luxembourg			**67**	**(1)**
United States (0.0)%				
JPMorgan Chase, Protection Sold (Relevant Credit: PG&E, B1*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/26	865	(94)	(117)	23
Total United States			**(117)**	**23**
Total Bilateral Credit Default Swaps, Protection Sold			**(126)**	**20**

UBS Investment Bank, Receive Underlying Reference: Qantas Airways Monthly, Receive Variable 0.403% (1M ADBB + 0.40%) Monthly, 1/19/22	632	(21)	–	(21)
Total Australia			–	156
Austria 0.0%				
Bank of America, Receive Underlying Reference: BAWAG Group Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	136	–	–	–
Citibank, Receive Underlying Reference: BAWAG Group Monthly, Receive Variable (0.171)% (ESTR + 0.40%) Monthly, 1/15/24	742	10	–	10
UBS Investment Bank, Receive Underlying Reference: BAWAG Group Monthly, Receive Variable (0.221)% (ESTR + 0.35%) Monthly, 1/15/24	498	7	–	7
Total Austria			–	17
Belgium 0.0%				
Morgan Stanley, Receive Underlying Reference: Groupe Bruxelles Lambert Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	277	6	–	6
Total Belgium			–	6
Bermuda 0.0%				
Morgan Stanley, Receive Underlying Reference: IHS Markit Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,071	70	–	70
Morgan Stanley, Receive Underlying Reference: RenaissanceRe Holdings Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,312	(54)	–	(54)
Total Bermuda			–	16
Brazil (0.0)%				
Morgan Stanley, Receive Underlying Reference: Rede D'Or Sao Luiz Monthly, Receive Variable 0.489% (1M USD LIBOR + 0.45%) Monthly, 1/16/24	381	(47)	–	(47)
Total Brazil			–	(47)

Morgan Stanley, Pay Underlying Reference: Canadian Imperial Bank of Commerce Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	409	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: Canadian Natural Resources Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	3,169	(8)	–	(8)
Morgan Stanley, Pay Underlying Reference: Canadian Pacific Railway Monthly, Pay Variable (0.150)% (1M CAD CDOR + (0.20)%) Monthly, 1/16/24	729	(46)	–	(46)
Morgan Stanley, Pay Underlying Reference: Enbridge Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	429	6	–	6
Morgan Stanley, Pay Underlying Reference: First Quantum Minerals Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	429	7	–	7
Morgan Stanley, Pay Underlying Reference: Franco-Nevada Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	973	(14)	–	(14)
Morgan Stanley, Pay Underlying Reference: Royal Bank of Canada Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	803	4	–	4
Morgan Stanley, Pay Underlying Reference: Suncor Energy Monthly, Pay Variable 0.128% (1M CAD CDOR + (0.30)%) Monthly, 1/19/22	310	(30)	–	(30)
Morgan Stanley, Pay Underlying Reference: Teck Resources, Class B Monthly, Pay Variable (0.150)% (1M CAD CDOR + (0.20)%) Monthly, 1/16/24	693	32	–	32
Morgan Stanley, Pay Underlying Reference: Turquoise Hill Resources Monthly, Pay Variable (0.150)% (1M CAD CDOR + (0.20)%) Monthly, 1/16/24	476	17	–	17
Morgan Stanley, Receive Underlying Reference: BRP Monthly, Receive Variable 0.978% (1M CAD CDOR + 0.55%) Monthly, 1/19/22	388	(20)	–	(20)

Morgan Stanley, Receive Underlying Reference: West Fraser Timber Monthly, Receive Variable 0.450% (1M CAD CDOR + 0.40%) Monthly, 1/16/24	204	(11)	–	(11)
Total Canada			–	**(25)**
Cayman Islands (0.0)%				
Goldman Sachs, Receive Underlying Reference: Country Garden Services Holdings Monthly, Receive Variable 0.465% (1M HKD HIBOR + 0.40%) Monthly, 1/19/22 (HKD)	2,822	(13)	–	(13)
Goldman Sachs, Receive Underlying Reference: Country Garden Services Holdings Monthly, Receive Variable 0.466% (1M HKD HIBOR + 0.40%) Monthly, 1/19/22 (HKD)	431	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Broadstone Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	147	1	–	1
Morgan Stanley, Receive Underlying Reference: Budweiser Brewing Co APAC Monthly, Receive Variable 0.613% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22 (HKD)	389	4	–	4
Morgan Stanley, Receive Underlying Reference: Budweiser Brewing Co APAC Monthly, Receive Variable 0.615% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22 (HKD)	1,194	16	–	16
Morgan Stanley, Receive Underlying Reference: Budweiser Brewing Co APAC Monthly, Receive Variable 0.620% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22 (HKD)	788	1	–	1
Morgan Stanley, Receive Underlying Reference: Health Sciences Acquisitions Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Helix Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	133	1	–	1

Morgan Stanley, Receive Underlying Reference: Huazhu Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	303	(16)	–	(16)
Morgan Stanley, Receive Underlying Reference: JD.com Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	195	(8)	–	(8)
Morgan Stanley, Receive Underlying Reference: L&F Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	65	–	–	–
Morgan Stanley, Receive Underlying Reference: Malacca Straits Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	147	–	–	–
Morgan Stanley, Receive Underlying Reference: Pinduoduo Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	179	(10)	–	(10)
Morgan Stanley, Receive Underlying Reference: Social Capital Hedosophia Holdings Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	220	5	–	5
Morgan Stanley, Receive Underlying Reference: Sports Ventures Acquisition Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Sports Ventures Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	144	1	–	1
Morgan Stanley, Receive Underlying Reference: Tencent Holdings Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	250	(12)	–	(12)
UBS Investment Bank, Receive Underlying Reference: Budweiser Brewing Co APAC Monthly, Receive Variable 0.414% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	1,158	8	–	8

UBS Investment Bank, Receive Underlying Reference: China Overseas Property Holdings Monthly, Receive Variable 0.414% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	2,584	28	–	28
UBS Investment Bank, Receive Underlying Reference: China Overseas Property Holdings Monthly, Receive Variable 0.416% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	423	–	–	–
UBS Investment Bank, Receive Underlying Reference: China Resources Mixc Lifestyle Services Monthly, Receive Variable 0.414% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	2,400	(16)	–	(16)
UBS Investment Bank, Receive Underlying Reference: China Resources Mixc Lifestyle Services Monthly, Receive Variable 0.416% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	746	(3)	–	(3)
Total Cayman Islands			–	**(14)**
China (0.0)%				
Morgan Stanley, Receive Underlying Reference: TravelSky Technology, Class H Monthly, Receive Variable 0.615% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22 (HKD)	5,297	(77)	–	(77)
Morgan Stanley, Receive Underlying Reference: Zhejiang Runtu, Class A Monthly, Receive Variable 4.415% (1M CNH HIBOR + 1.15%) Monthly, 1/20/22	3,074	(10)	–	(10)
Total China			–	**(87)**
Cyprus 0.0%				
UBS Investment Bank, Receive Underlying Reference: TCS Group Holding Monthly, Receive Variable 0.393% (SOFR + 0.35%) Monthly, 1/16/24	452	14	–	14
Total Cyprus			–	**14**
Denmark (0.0)%				
Bank of America, Receive Underlying Reference: Coloplast, Class B Monthly, Receive Variable 0.037% (1M DKK CIBOR + 0.40%) Monthly, 1/19/22	1,105	5	–	5

Bank of America, Receive Underlying Reference: Coloplast, Class B Monthly, Receive Variable 0.043% (1M DKK CIBOR + 0.40%) Monthly, 1/19/22	644	3	–	3
Citibank, Pay Underlying Reference: AP Moller - Maersk, Class B Monthly, Pay Variable (0.710)% (1M DKK CIBOR + (0.35)%) Monthly, 1/19/22	1,255	(13)	–	(13)
Goldman Sachs, Pay Underlying Reference: AP Moller - Maersk, Class B Monthly, Pay Variable (0.707)% (1M DKK CIBOR + (0.35)%) Monthly, 1/19/22	363	(7)	–	(7)
Goldman Sachs, Pay Underlying Reference: AP Moller - Maersk, Class B Monthly, Pay Variable (0.707)% (1M DKK CIBOR + (0.35)%) Monthly, 1/20/22	330	(7)	–	(7)
JPMorgan Chase, Receive Underlying Reference: Ascendis Pharma Monthly, Receive Variable 0.389% (1M USD LIBOR + 0.35%) Monthly, 1/16/24	287	(15)	–	(15)
Morgan Stanley, Pay Underlying Reference: GN Store Nord Monthly, Pay Variable (0.707)% (1M DKK CIBOR + (0.35)%) Monthly, 1/19/22	1,317	11	–	11
Morgan Stanley, Pay Underlying Reference: Vestas Wind Systems Monthly, Pay Variable (0.707)% (1M DKK CIBOR + (0.35)%) Monthly, 1/19/22	601	(10)	–	(10)
Morgan Stanley, Pay Underlying Reference: Vestas Wind Systems Monthly, Pay Variable (0.707)% (1M DKK CIBOR + (0.35)%) Monthly, 1/20/22	577	(9)	–	(9)
Morgan Stanley, Receive Underlying Reference: Genmab Monthly, Receive Variable (0.013)% (1M DKK CIBOR + 0.35%) Monthly, 1/19/22	3,559	6	–	6
Morgan Stanley, Receive Underlying Reference: Genmab Monthly, Receive Variable (0.007)% (1M DKK CIBOR + 0.35%) Monthly, 1/19/22	2,039	4	–	4
UBS Investment Bank, Pay Underlying Reference: DSV PANALPINA Monthly, Pay Variable (0.760)% (1M DKK CIBOR + (0.40)%) Monthly, 1/19/22	12,684	(3)	–	(3)

Bank of America, Pay Underlying Reference: LVMH Moet Hennessy Louis Vuitton Monthly, Pay Variable (0.923)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	198	(4)	–	(4)
Bank of America, Receive Underlying Reference: Legrand Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	404	7	–	7
Bank of America, Receive Underlying Reference: Thales Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	254	(13)	–	(13)
Bank of America, Receive Underlying Reference: Vivendi Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	72	–	–	–
Citibank, Pay Underlying Reference: Air Liquide Monthly, Pay Variable (0.928)% (ESTR + (0.35)%) Monthly, 1/15/24	255	(11)	–	(11)
Citibank, Pay Underlying Reference: Hermes International Monthly, Pay Variable (0.928)% (ESTR + (0.35)%) Monthly, 1/15/24	278	(42)	–	(42)
Citibank, Pay Underlying Reference: Orpea Monthly, Pay Variable (0.878)% (1M EURIBOR + (0.30)%) Monthly, 1/15/24	573	9	–	9
Citibank, Receive Underlying Reference: TOTAL Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	315	14	–	14
Goldman Sachs, Receive Underlying Reference: Capgemini Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	1,753	146	–	146
Goldman Sachs, Receive Underlying Reference: Valeo Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	300	(4)	–	(4)
JPMorgan Chase, Pay Underlying Reference: BNP Paribas Monthly, Pay Variable (0.924)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	574	(2)	–	(2)

Morgan Stanley, Pay Underlying Reference: Daimler Monthly, Pay Variable (0.890)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	958	(28)	–	(28)
Morgan Stanley, Pay Underlying Reference: Hannover Rueck Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	79	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: HelloFresh Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	57	9	–	9
Morgan Stanley, Pay Underlying Reference: RWE Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	445	(19)	–	(19)
Morgan Stanley, Receive Underlying Reference: CTS Eventim Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	453	(31)	–	(31)
Morgan Stanley, Receive Underlying Reference: Infineon Technologies Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	1,369	142	–	142
UBS Investment Bank, Pay Underlying Reference: Hannover Rueck Monthly, Pay Variable (0.978)% (ESTR + (0.40)%) Monthly, 1/15/24	744	(27)	–	(27)
UBS Investment Bank, Receive Underlying Reference: Siemens Healthineers Monthly, Receive Variable (0.221)% (ESTR + 0.35%) Monthly, 1/15/24	550	22	–	22
Total Germany			–	**215**
Greece (0.0)%				
UBS Investment Bank, Receive Underlying Reference: LAMDA Development Monthly, Receive Variable 0.179% (ESTR + 0.75%) Monthly, 1/15/24	442	(29)	–	(29)
Total Greece			–	**(29)**
Hong Kong (0.0)%				
Morgan Stanley, Receive Underlying Reference: AIA Group Monthly, Receive Variable 0.615% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22	3,477	–	–	–

Morgan Stanley, Receive Underlying Reference: HKT Trust & HKT Monthly, Receive Variable 0.615% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22	8,491	(4)	—	(4)
Total Hong Kong			—	**(4)**
Ireland (0.0)%				
Bank of America, Pay Underlying Reference: Pentair Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	299	(10)	—	(10)
Citibank, Pay Underlying Reference: Aon, Class A Monthly, Pay Variable (0.250)% (SOFR + (0.30)%) Monthly, 1/16/24	363	(32)	—	(32)
Goldman Sachs, Pay Underlying Reference: Allegion plc Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	318	14	—	14
JPMorgan Chase, Receive Underlying Reference: Cairn Homes Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24 (GBP)	234	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Flutter Entertainment Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	737	51	—	51
Morgan Stanley, Pay Underlying Reference: Seagate Technology Holdings Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	554	(48)	—	(48)
Morgan Stanley, Receive Underlying Reference: Linde Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	930	32	—	32
UBS Investment Bank, Receive Underlying Reference: Cairn Homes Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24 (GBP)	173	2	—	2
UBS Investment Bank, Receive Underlying Reference: Greencore Group Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24 (GBP)	353	(26)	—	(26)
Total Ireland			—	**(26)**

Japan 0.1%				
Citibank, Pay Underlying Reference: Fast Retailing Monthly, Pay Variable (0.433)% (JPY TONA + (0.40)%) Monthly, 1/15/24	115,968	(43)	—	(43)
Citibank, Pay Underlying Reference: Takeda Pharmaceutical Monthly, Pay Variable (0.434)% (1M JPY LIBOR + (0.407)%) Monthly, 1/15/24	22,008	(1)	—	(1)
Citibank, Pay Underlying Reference: Takeda Pharmaceutical Monthly, Pay Variable (0.434)% (JPY TONA + (0.407)%) Monthly, 1/15/24	350,930	(4)	—	(4)
Citibank, Receive Underlying Reference: Asics Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	117,351	145	—	145
Citibank, Receive Underlying Reference: Benefit One Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	51,895	34	—	34
Citibank, Receive Underlying Reference: Eisai Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	55,800	(4)	—	(4)
Citibank, Receive Underlying Reference: Hino Motors Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	87,541	(15)	—	(15)
Citibank, Receive Underlying Reference: Mitsui Fudosan Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	77,479	18	—	18
Citibank, Receive Underlying Reference: Pigeon Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	16,269	(2)	—	(2)
Citibank, Receive Underlying Reference: Sega Sammy Holdings Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	57,013	17	—	17
Citibank, Receive Underlying Reference: Sumitomo Metal Mining Monthly, Receive Variable 0.347% (JPY TONA + 0.38%) Monthly, 1/15/24	63,193	55	—	55
Morgan Stanley, Pay Underlying Reference: Denso Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	150,138	(54)	—	(54)

Morgan Stanley, Pay Underlying Reference: Kobe Bussan Monthly, Pay Variable (0.660)% (1M JPY LIBOR + -0.63%) Monthly, 1/15/24	148,176	(53)	–	(53)
Morgan Stanley, Pay Underlying Reference: Kubota Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	12,670	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Kyocera Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	31,791	4	–	4
Morgan Stanley, Pay Underlying Reference: Mitsubishi UFJ Financial Group Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	41,792	19	–	19
Morgan Stanley, Pay Underlying Reference: Nidec Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	70,623	(9)	–	(9)
Morgan Stanley, Pay Underlying Reference: SG Holdings Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	36,724	20	–	20
Morgan Stanley, Pay Underlying Reference: Yamato Holdings Monthly, Pay Variable (0.450)% (1M JPY LIBOR + (0.42)%) Monthly, 1/15/24	37,211	2	–	2
Morgan Stanley, Receive Underlying Reference: Amada Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	38,135	(16)	–	(16)
Morgan Stanley, Receive Underlying Reference: Astellas Pharma Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	101,101	(38)	–	(38)
Morgan Stanley, Receive Underlying Reference: CyberAgent Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	35,426	(36)	–	(36)
Morgan Stanley, Receive Underlying Reference: Disco Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	93,000	16	–	16

Morgan Stanley, Receive Underlying Reference: Hamamatsu Photonics Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	50,084	10	–	10
Morgan Stanley, Receive Underlying Reference: Mitsubishi Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	63,202	(13)	–	(13)
Morgan Stanley, Receive Underlying Reference: Mitsubishi Monthly, Receive Variable 0.503% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	34,290	3	–	3
Morgan Stanley, Receive Underlying Reference: Recruit Holdings Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	98,490	26	–	26
Morgan Stanley, Receive Underlying Reference: Sanrio Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	76,616	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Seven & i Holdings Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	55,831	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Stanley Electric Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	34,563	6	–	6
Morgan Stanley, Receive Underlying Reference: Sumitomo Electric Industries Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	36,872	(13)	–	(13)
Morgan Stanley, Receive Underlying Reference: Suntory Beverage & Food Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	41,952	(12)	–	(12)
Morgan Stanley, Receive Underlying Reference: Tokyo Electron Monthly, Receive Variable 0.502% (1M JPY LIBOR + 0.53%) Monthly, 1/15/24	79,280	46	–	46
UBS Investment Bank, Pay Underlying Reference: FANUC Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	72,401	9	–	9

UBS Investment Bank, Pay Underlying Reference: Hitachi Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	55,827	(16)	–	(16)
UBS Investment Bank, Pay Underlying Reference: Honda Motor Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	119,972	6	–	6
UBS Investment Bank, Pay Underlying Reference: Kubota Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	46,331	(21)	–	(21)
UBS Investment Bank, Pay Underlying Reference: Nitori Holdings Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	43,827	–	–	–
UBS Investment Bank, Pay Underlying Reference: Ono Pharmaceutical Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	34,442	5	–	5
UBS Investment Bank, Pay Underlying Reference: Pola Orbis Holdings Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	39,224	16	–	16
UBS Investment Bank, Pay Underlying Reference: SMC Monthly, Pay Variable (0.430)% (JPY TONA + (0.40)%) Monthly, 1/15/24	81,692	(58)	–	(58)
UBS Investment Bank, Receive Underlying Reference: Bridgestone Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	64,575	(16)	–	(16)
UBS Investment Bank, Receive Underlying Reference: Daiichi Sankyo Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	182,732	(19)	–	(19)
UBS Investment Bank, Receive Underlying Reference: Hoshizaki Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	139,026	(37)	–	(37)
UBS Investment Bank, Receive Underlying Reference: Keyence Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	102,832	59	–	59

UBS Investment Bank, Receive Underlying Reference: Mitsui Fudosan Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	57,730	13	—	13
UBS Investment Bank, Receive Underlying Reference: NET One Systems Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	35,378	10	—	10
UBS Investment Bank, Receive Underlying Reference: Nippon Sanso Holdings Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	68,894	6	—	6
UBS Investment Bank, Receive Underlying Reference: ORIX Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	37,444	22	—	22
UBS Investment Bank, Receive Underlying Reference: Panasonic Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	134,895	109	—	109
UBS Investment Bank, Receive Underlying Reference: Persol Holdings Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	44,005	29	—	29
UBS Investment Bank, Receive Underlying Reference: Terumo Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	94,613	2	—	2
UBS Investment Bank, Receive Underlying Reference: Tokyo Tatemono Monthly, Receive Variable 0.317% (JPY TONA + 0.35%) Monthly, 1/15/24	54,681	5	—	5
Total Japan			—	221
Jersey 0.0%				
Citibank, Pay Underlying Reference: WisdomTree Copper Monthly, Pay Variable (0.437)% (SOFR + (0.487)%) Monthly, 1/16/24	252	(4)	—	(4)
Morgan Stanley, Receive Underlying Reference: Experian Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	225	14	—	14
Total Jersey			—	10

Luxembourg (0.0)%				
Bank of America, Pay Underlying Reference: ArcelorMittal Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	581	(37)	–	(37)
Morgan Stanley, Receive Underlying Reference: Samsonite International Monthly, Receive Variable 0.615% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22 (HKD)	5,073	(51)	–	(51)
UBS Investment Bank, Receive Underlying Reference: Samsonite International Monthly, Receive Variable 0.414% (1M HKD HIBOR + 0.35%) Monthly, 1/19/22 (HKD)	2,297	(4)	–	(4)
Total Luxembourg			–	**(92)**
Mexico 0.0%				
Morgan Stanley, Pay Underlying Reference: Alpek Monthly, Pay Variable 4.488% (MXIBTIIE + (0.50)%) Monthly, 1/19/22	3,925	21	–	21
Morgan Stanley, Pay Underlying Reference: Axtel Monthly, Pay Variable 4.488% (MXIBTIIE + (0.50)%) Monthly, 1/19/22	672	2	–	2
Morgan Stanley, Receive Underlying Reference: Alfa, Class A Monthly, Receive Variable 5.538% (MXIBTIIE + 0.55%) Monthly, 1/19/22	6,735	(11)	–	(11)
Total Mexico			–	**12**
Netherlands 0.1%				
Citibank, Receive Underlying Reference: Adyen Monthly, Receive Variable (0.171)% (ESTR + 0.40%) Monthly, 1/15/24	451	46	–	46
Goldman Sachs, Receive Underlying Reference: EXOR Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	542	59	–	59
Goldman Sachs, Receive Underlying Reference: Ferrari Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	647	50	–	50

Goldman Sachs, Receive Underlying Reference: Prosus Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	285	10	–	10
JPMorgan Chase, Receive Underlying Reference: ING Groep Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	199	3	–	3
Morgan Stanley, Pay Underlying Reference: Koninklijke Vopak Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	287	17	–	17
Morgan Stanley, Pay Underlying Reference: LyondellBasell Industries, Class A Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	910	57	–	57
Morgan Stanley, Pay Underlying Reference: NXP Semiconductors Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	304	(17)	–	(17)
Morgan Stanley, Pay Underlying Reference: Wolters Kluwer Monthly, Pay Variable (0.920)% (1M EURIBOR + (0.35)%) Monthly, 1/15/24	393	5	–	5
Morgan Stanley, Receive Underlying Reference: AerCap Holdings Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	495	(17)	–	(17)
Morgan Stanley, Receive Underlying Reference: Airbus Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	265	(12)	–	(12)
Morgan Stanley, Receive Underlying Reference: Ferrari Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	596	34	–	34
Morgan Stanley, Receive Underlying Reference: ING Groep Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	766	11	–	11
Morgan Stanley, Receive Underlying Reference: Universal Music Group Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	507	9	–	9

Morgan Stanley, Receive Underlying Reference: Yandex, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	310	27	–	27
UBS Investment Bank, Pay Underlying Reference: Koninklijke Ahold Delhaize Monthly, Pay Variable (0.978)% (ESTR + (0.40)%) Monthly, 1/15/24	731	28	–	28
UBS Investment Bank, Receive Underlying Reference: ASML Holding Monthly, Receive Variable (0.221)% (ESTR + 0.35%) Monthly, 1/15/24	526	63	–	63
Total Netherlands			**–**	**373**
Norway (0.0)%				
Citibank, Pay Underlying Reference: Yara International Monthly, Pay Variable 0.140% (1M NOK NIBOR + (0.35)%) Monthly, 1/19/22	3,841	(22)	–	(22)
JPMorgan Chase, Receive Underlying Reference: Equinor Monthly, Receive Variable 0.890% (1M NOK NIBOR + 0.40%) Monthly, 1/15/24	2,394	(26)	–	(26)
JPMorgan Chase, Receive Underlying Reference: Equinor Monthly, Receive Variable 0.900% (1M NOK NIBOR + 0.40%) Monthly, 1/15/24	13,503	(106)	–	(106)
Total Norway			**–**	**(154)**
Puerto Rico 0.0%				
Goldman Sachs, Receive Underlying Reference: Popular Monthly, Receive Variable 0.549% (1M USD LIBOR + 0.51%) Monthly, 1/16/24	692	20	–	20
Total Puerto Rico			**–**	**20**
Singapore 0.0%				
Citibank, Receive Underlying Reference: ComfortDelGro Monthly, Receive Variable 0.621% (1M SGD SIBOR + 0.40%) Monthly, 1/15/24	640	9	–	9
Morgan Stanley, Receive Underlying Reference: ComfortDelGro Monthly, Receive Variable 0.752% (1M SGD SIBOR + 0.55%) Monthly, 1/15/24	57	(1)	–	(1)

Morgan Stanley, Receive Underlying Reference: Yangzijiang Shipbuilding Holdings Monthly, Receive Variable 0.752% (1M SGD SIBOR + 0.55%) Monthly, 1/15/24	737	12	–	12
Total Singapore			–	**20**
South Korea 0.0%				
Morgan Stanley, Pay Underlying Reference: POSCO Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	536	46	–	46
Total South Korea			–	**46**
Spain 0.0%				
Citibank, Pay Underlying Reference: Red Electrica Corp Monthly, Pay Variable (0.928)% (ESTR + (0.35)%) Monthly, 1/15/24	284	(6)	–	(6)
Citibank, Receive Underlying Reference: Amadeus IT Group Monthly, Receive Variable (0.171)% (ESTR + 0.40%) Monthly, 1/15/24	371	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Industria de Diseno Textil Monthly, Receive Variable (0.179)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	243	4	–	4
Goldman Sachs, Receive Underlying Reference: Industria de Diseno Textil Monthly, Receive Variable (0.173)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	430	10	–	10
Goldman Sachs, Receive Underlying Reference: Industria de Diseno Textil Monthly, Receive Variable (0.171)% (1M EURIBOR + 0.40%) Monthly, 1/15/24	273	4	–	4
JPMorgan Chase, Receive Underlying Reference: Banco Bilbao Vizcaya Argentaria Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	2,350	138	–	138
Morgan Stanley, Receive Underlying Reference: Amadeus IT Group Monthly, Receive Variable (0.221)% (1M EURIBOR + 0.35%) Monthly, 1/15/24	547	(27)	–	(27)
Total Spain			–	**120**

Sweden (0.0)%

Citibank, Pay Underlying Reference: EQT Monthly, Pay Variable (0.394)% (1M SEK STIBOR + (0.35)%) Monthly, 1/19/22	2,925	(85)	–	(85)
Citibank, Receive Underlying Reference: Assa Abloy, Class B Monthly, Receive Variable 0.306% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	2,466	2	–	2
Goldman Sachs, Receive Underlying Reference: Atlas, B Shares Monthly, Receive Variable 0.351% (1M SEK STIBOR + 0.40%) Monthly, 1/19/22	2,578	(5)	–	(5)
Goldman Sachs, Receive Underlying Reference: Boliden Monthly, Receive Variable 0.301% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	5,898	(54)	–	(54)
Morgan Stanley, Pay Underlying Reference: H & M Hennes & Mauritz, B Shares Monthly, Pay Variable (0.399)% (1M SEK STIBOR + (0.35)%) Monthly, 1/19/22	3,186	2	–	2
Morgan Stanley, Receive Underlying Reference: Alfa Laval Monthly, Receive Variable 0.301% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	2,499	31	–	31
Morgan Stanley, Receive Underlying Reference: Olink Holding Monthly, Receive Variable 0.438% (SOFR + 0.40%) Monthly, 1/16/24	14	2	–	2
Morgan Stanley, Receive Underlying Reference: Olink Holding Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	7	1	–	1
Morgan Stanley, Receive Underlying Reference: Olink Holding Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	118	13	–	13
Morgan Stanley, Receive Underlying Reference: Olink Holding Monthly, Receive Variable 0.440% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Olink Holding Monthly, Receive Variable 0.446% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	13	1	–	1

Morgan Stanley, Receive Underlying Reference: Trelleborg, B Shares Monthly, Receive Variable 0.301% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	2,442	8	–	8
UBS Investment Bank, Pay Underlying Reference: SKF, B Shares Monthly, Pay Variable (0.444)% (1M SEK STIBOR + (0.40)%) Monthly, 1/19/22	4,313	33	–	33
Total Sweden			–	**(51)**
Switzerland (0.1)%				
Bank of America, Pay Underlying Reference: Givaudan Monthly, Pay Variable (1.061)% (1M CHF LIBOR + (0.35)%) Monthly, 1/15/24	359	(8)	–	(8)
Bank of America, Receive Underlying Reference: ABB Monthly, Receive Variable (0.360)% (1M CHF LIBOR + 0.35%) Monthly, 1/15/24	274	(15)	–	(15)
Bank of America, Receive Underlying Reference: Flughafen Zurich Monthly, Receive Variable (0.360)% (1M CHF LIBOR + 0.35%) Monthly, 1/15/24	334	(7)	–	(7)
Bank of America, Receive Underlying Reference: Roche Holding Monthly, Receive Variable (0.360)% (1M CHF LIBOR + 0.35%) Monthly, 1/15/24	597	(11)	–	(11)
Citibank, Pay Underlying Reference: Geberit Monthly, Pay Variable (1.044)% (1M CHF LIBOR + (0.35)%) Monthly, 1/15/24	140	(6)	–	(6)
Citibank, Pay Underlying Reference: SGS Monthly, Pay Variable (1.044)% (1M CHF LIBOR + (0.35)%) Monthly, 1/15/24	267	(1)	–	(1)
Citibank, Pay Underlying Reference: Straumann Holding Monthly, Pay Variable (1.044)% (1M CHF LIBOR + (0.35)%) Monthly, 1/15/24	459	(70)	–	(70)
Citibank, Receive Underlying Reference: Cie Financiere Richemont Monthly, Receive Variable (0.430)% (1M CHF LIBOR + 0.28%) Monthly, 1/15/24	160	23	–	23
Citibank, Receive Underlying Reference: Partners Group Holding Monthly, Receive Variable (0.430)% (1M CHF LIBOR + 0.28%) Monthly, 1/15/24	386	45	–	45

Goldman Sachs, Receive Underlying Reference: TE Connectivity Monthly, Receive Variable 0.549% (1M USD LIBOR + 0.51%) Monthly, 1/16/24	301	(3)	–	(3)
JPMorgan Chase, Receive Underlying Reference: Montana Aerospace Monthly, Receive Variable (0.310)% (1M CHF LIBOR + 0.40%) Monthly, 1/15/24	59	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: Garmin Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	187	15	–	15
Morgan Stanley, Pay Underlying Reference: Geberit Monthly, Pay Variable (1.120)% (1M CHF LIBOR + (0.41)%) Monthly, 1/15/24	126	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Kuehne + Nagel International Monthly, Pay Variable (1.120)% (1M CHF LIBOR + (0.41)%) Monthly, 1/15/24	140	1	–	1
Morgan Stanley, Pay Underlying Reference: Kuehne + Nagel International Monthly, Pay Variable (1.120)% (1M CHF LIBOR + (0.41)%) Monthly, 1/15/24	568	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Sonova Holding Monthly, Pay Variable (1.120)% (1M CHF LIBOR + (0.41)%) Monthly, 1/15/24	611	(35)	–	(35)
Morgan Stanley, Pay Underlying Reference: Tecan Group Monthly, Pay Variable (1.120)% (1M CHF LIBOR + (0.41)%) Monthly, 1/15/24	423	(13)	–	(13)
Morgan Stanley, Receive Underlying Reference: Cie Financiere Richemont Monthly, Receive Variable (0.420)% (1M CHF LIBOR + 0.29%) Monthly, 1/15/24	179	6	–	6
Morgan Stanley, Receive Underlying Reference: Zurich Insurance Group Monthly, Receive Variable (0.420)% (1M CHF LIBOR + 0.29%) Monthly, 1/15/24	1,190	46	–	46
UBS Investment Bank, Pay Underlying Reference: Schindler Holding Monthly, Pay Variable (1.110)% (1M CHF LIBOR + (0.40)%) Monthly, 1/15/24	282	7	–	7

Bank of America, Receive Underlying Reference: AstraZeneca Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	223	10	—	10
Bank of America, Receive Underlying Reference: Great Portland Estates Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	49	(2)	—	(2)
Bank of America, Receive Underlying Reference: Smiths Group Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	224	(8)	—	(8)
Citibank, Pay Underlying Reference: Barclays Monthly, Pay Variable (0.300)% (GBP SONIA + (0.35)%) Monthly, 1/15/24	264	(13)	—	(13)
Citibank, Pay Underlying Reference: BP Monthly, Pay Variable (0.260)% (GBP SONIA + (0.31)%) Monthly, 1/15/24	575	7	—	7
Citibank, Pay Underlying Reference: HSBC Holdings Monthly, Pay Variable (0.300)% (GBP SONIA + (0.35)%) Monthly, 1/15/24	646	(46)	—	(46)
Citibank, Pay Underlying Reference: Standard Life Aberdeen Monthly, Pay Variable (0.300)% (1M GBP LIBOR + (0.35)%) Monthly, 1/15/24	597	(5)	—	(5)
Citibank, Receive Underlying Reference: ASOS Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	274	(40)	—	(40)
Citibank, Receive Underlying Reference: Burberry Group Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	205	15	—	15
Citibank, Receive Underlying Reference: Derwent London Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	140	2	—	2
Citibank, Receive Underlying Reference: Great Portland Estates Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	348	(5)	—	(5)
Citibank, Receive Underlying Reference: SSP Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	189	—	—	—

Citibank, Receive Underlying Reference: Trainline Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	14	(1)	—	(1)
Citibank, Receive Underlying Reference: Whitbread Monthly, Receive Variable 0.440% (GBP SONIA + 0.39%) Monthly, 1/15/24	605	2	—	2
Goldman Sachs, Pay Underlying Reference: Hargreaves Lansdown Monthly, Pay Variable (0.300)% (1M GBP LIBOR + (0.35)%) Monthly, 1/15/24	1,001	(62)	—	(62)
Goldman Sachs, Receive Underlying Reference: Fresnillo Monthly, Receive Variable 0.430% (1M GBP LIBOR + 0.38%) Monthly, 1/15/24	369	11	—	11
Goldman Sachs, Receive Underlying Reference: Informa Monthly, Receive Variable 0.480% (1M GBP LIBOR + 0.43%) Monthly, 1/15/24	252	(19)	—	(19)
JPMorgan Chase, Pay Underlying Reference: Prudential Monthly, Pay Variable (0.302)% (1M GBP LIBOR + (0.35)%) Monthly, 1/15/24	482	(18)	—	(18)
JPMorgan Chase, Receive Underlying Reference: Auto Trader Group Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	211	4	—	4
JPMorgan Chase, Receive Underlying Reference: Compass Group Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	369	20	—	20
JPMorgan Chase, Receive Underlying Reference: Greggs Monthly, Receive Variable 0.400% (1M GBP LIBOR + 0.35%) Monthly, 1/15/24	428	(18)	—	(18)
Morgan Stanley, Pay Underlying Reference: Bunzl Monthly, Pay Variable (0.260)% (1M GBP LIBOR + (0.31)%) Monthly, 1/15/24	382	(38)	—	(38)
Morgan Stanley, Pay Underlying Reference: Coca-Cola Europacific Partners Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	308	13	—	13

Morgan Stanley, Pay Underlying Reference: Halma Monthly, Pay Variable (0.260)% (1M GBP LIBOR + (0.31)%) Monthly, 1/15/24	224	(8)	–	(8)
Morgan Stanley, Pay Underlying Reference: Intertek Group Monthly, Pay Variable (0.260)% (1M GBP LIBOR + (0.31)%) Monthly, 1/15/24	366	9	–	9
Morgan Stanley, Pay Underlying Reference: Standard Life Aberdeen Monthly, Pay Variable (0.260)% (1M GBP LIBOR + (0.31)%) Monthly, 1/15/24	340	5	–	5
Morgan Stanley, Receive Underlying Reference: Burberry Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	111	5	–	5
Morgan Stanley, Receive Underlying Reference: Derwent London Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	38	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Direct Line Insurance Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	575	29	–	29
Morgan Stanley, Receive Underlying Reference: InterContinental Hotels Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	2,470	13	–	13
Morgan Stanley, Receive Underlying Reference: London Stock Exchange Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	153	(21)	–	(21)
Morgan Stanley, Receive Underlying Reference: Polypipe Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	342	(24)	–	(24)
Morgan Stanley, Receive Underlying Reference: Segro Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	234	5	–	5
Morgan Stanley, Receive Underlying Reference: SSP Group Monthly, Receive Variable 0.440% (1M GBP LIBOR + 0.39%) Monthly, 1/15/24	112	(1)	–	(1)

UBS Investment Bank, Pay Underlying Reference: ASOS Monthly, Pay Variable 0.001% (GBP SONIA + (0.40)%) Monthly, 1/15/24	244	–	–	–
UBS Investment Bank, Receive Underlying Reference: Bridgepoint Group Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	189	–	–	–
UBS Investment Bank, Receive Underlying Reference: Derwent London Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	465	5	–	5
UBS Investment Bank, Receive Underlying Reference: London Stock Exchange Group Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	270	(27)	–	(27)
UBS Investment Bank, Receive Underlying Reference: Meggitt Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	360	4	–	4
UBS Investment Bank, Receive Underlying Reference: Trainline Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	358	(31)	–	(31)
UBS Investment Bank, Receive Underlying Reference: Whitbread Monthly, Receive Variable 0.400% (GBP SONIA + 0.35%) Monthly, 1/15/24	294	1	–	1
Total United Kingdom			–	**(156)**
United States 0.0%				
Bank of America, Pay Underlying Reference: Knight-Swift Transportation Holdings Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	551	(78)	–	(78)
Bank of America, Pay Underlying Reference: UDR Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	314	(9)	–	(9)
Bank of America, Receive Underlying Reference: Cintas Monthly, Receive Variable 0.339% (1M USD LIBOR + 0.30%) Monthly, 1/16/24	1,265	52	–	52

Bank of America, Receive Underlying Reference: United Parcel Service, Class B Monthly, Receive Variable 0.339% (1M USD LIBOR + 0.30%) Monthly, 1/16/24	327	33	—	33
Citibank, Pay Underlying Reference: Eastman Chemical Monthly, Pay Variable (0.250)% (SOFR + (0.30)%) Monthly, 1/16/24	676	8	—	8
Citibank, Pay Underlying Reference: Franklin Electric Monthly, Pay Variable (0.225)% (SOFR + (0.275)%) Monthly, 1/16/24	238	(9)	—	(9)
Citibank, Pay Underlying Reference: Franklin Resources Monthly, Pay Variable (0.250)% (SOFR + (0.30)%) Monthly, 1/16/24	362	(17)	—	(17)
Citibank, Pay Underlying Reference: Hormel Foods Monthly, Pay Variable (0.250)% (SOFR + (0.30)%) Monthly, 1/16/24	374	(8)	—	(8)
Citibank, Pay Underlying Reference: IQVIA Holdings Monthly, Pay Variable (0.164)% (SOFR + (0.214)%) Monthly, 1/16/24	309	(25)	—	(25)
Citibank, Pay Underlying Reference: Werner Enterprises Monthly, Pay Variable (0.238)% (1M USD LIBOR + (0.288)%) Monthly, 1/16/24	54	—	—	—
Citibank, Pay Underlying Reference: Werner Enterprises Monthly, Pay Variable (0.238)% (SOFR + (0.288)%) Monthly, 1/16/24	465	(30)	—	(30)
Citibank, Receive Underlying Reference: American International Group Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	381	10	—	10
Citibank, Receive Underlying Reference: Cedar Fair Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	296	9	—	9
Citibank, Receive Underlying Reference: CMS Energy Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	374	1	—	1
Citibank, Receive Underlying Reference: NextEra Energy Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	505	32	—	32

Citibank, Receive Underlying Reference: Northrop Grumman Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	348	(29)	–	(29)
Citibank, Receive Underlying Reference: Paycor HCM Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	254	(18)	–	(18)
Citibank, Receive Underlying Reference: Quanta Services Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	413	31	–	31
Citibank, Receive Underlying Reference: Starbucks Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	474	(22)	–	(22)
Citibank, Receive Underlying Reference: Ulta Beauty Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	354	(10)	–	(10)
Citibank, Receive Underlying Reference: Visa, Class A Monthly, Receive Variable 0.463% (SOFR + 0.42%) Monthly, 1/16/24	307	(25)	–	(25)
Goldman Sachs, Pay Underlying Reference: Apple Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	602	(21)	–	(21)
Goldman Sachs, Pay Underlying Reference: AT&T Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	340	6	–	6
Goldman Sachs, Pay Underlying Reference: Bristol-Myers Squibb Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	451	–	–	–
Goldman Sachs, Pay Underlying Reference: Digital Realty Trust Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	302	(21)	–	(21)
Goldman Sachs, Pay Underlying Reference: Donaldson Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	345	(7)	–	(7)
Goldman Sachs, Pay Underlying Reference: Duke Realty Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	335	(19)	–	(19)

Goldman Sachs, Pay Underlying Reference: Exxon Mobil Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	68	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Freeport-McMoRan Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	725	17	—	17
Goldman Sachs, Pay Underlying Reference: Gray Television Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	364	(7)	—	(7)
Goldman Sachs, Pay Underlying Reference: Pfizer Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	301	(16)	—	(16)
Goldman Sachs, Pay Underlying Reference: Teucrium Corn Fund Monthly, Pay Variable (7.702)% (1M USD LIBOR + (7.752)%) Monthly, 1/16/24	689	(46)	—	(46)
Goldman Sachs, Pay Underlying Reference: Teucrium Soybean Fund Monthly, Pay Variable (5.007)% (1M USD LIBOR + (5.057)%) Monthly, 1/16/24	575	(9)	—	(9)
Goldman Sachs, Pay Underlying Reference: Tupperware Brands Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	181	10	—	10
Goldman Sachs, Pay Underlying Reference: ViacomCBS, Class B Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	424	29	—	29
Goldman Sachs, Pay Underlying Reference: Weyerhaeuser Monthly, Pay Variable (0.250)% (1M USD LIBOR + (0.30)%) Monthly, 1/16/24	693	28	—	28
Goldman Sachs, Receive Underlying Reference: Bank of America Monthly, Receive Variable 0.549% (1M USD LIBOR + 0.51%) Monthly, 1/16/24	1,325	40	—	40
Goldman Sachs, Receive Underlying Reference: Carney Technology Acquisition, Class A Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	163	—	—	—

Goldman Sachs, Receive Underlying Reference: Cedar Fair Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	154	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Cummins Monthly, Receive Variable 0.448% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	95	1	–	1
Goldman Sachs, Receive Underlying Reference: Cummins Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	310	2	–	2
Goldman Sachs, Receive Underlying Reference: FirstCash Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	536	12	–	12
Goldman Sachs, Receive Underlying Reference: FirstCash Monthly, Receive Variable 0.456% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	98	–	–	–
Goldman Sachs, Receive Underlying Reference: Hill-Rom Holdings Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	498	13	–	13
Goldman Sachs, Receive Underlying Reference: International Paper Monthly, Receive Variable 0.549% (1M USD LIBOR + 0.51%) Monthly, 1/16/24	295	(20)	–	(20)
Goldman Sachs, Receive Underlying Reference: Live Nation Entertainment Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	649	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Microsoft Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	1,071	96	–	96
Goldman Sachs, Receive Underlying Reference: Monster Beverage Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	329	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Otis Worldwide Monthly, Receive Variable 0.549% (1M USD LIBOR + 0.51%) Monthly, 1/16/24	307	(14)	–	(14)

Goldman Sachs, Receive Underlying Reference: salesforce.com Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	744	20	–	20
Goldman Sachs, Receive Underlying Reference: Southwest Airlines Monthly, Receive Variable 0.449% (1M USD LIBOR + 0.41%) Monthly, 1/16/24	523	(32)	–	(32)
JPMorgan Chase, Pay Underlying Reference: AmerisourceBergen Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	635	(12)	(1)	(11)
JPMorgan Chase, Pay Underlying Reference: Ecolab Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	228	(2)	–	(2)
JPMorgan Chase, Pay Underlying Reference: Expeditors International of Washington Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	392	(24)	–	(24)
JPMorgan Chase, Pay Underlying Reference: Hershey Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	322	8	–	8
JPMorgan Chase, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	212	7	–	7
JPMorgan Chase, Pay Underlying Reference: Intel Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	633	63	–	63
JPMorgan Chase, Pay Underlying Reference: Lowe's Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	402	(29)	–	(29)
JPMorgan Chase, Pay Underlying Reference: PG&E Quarterly, Pay Variable (0.615)% (3M USD LIBOR + (0.75)%) Quarterly, 12/20/21	431	(30)	(4)	(26)
JPMorgan Chase, Pay Underlying Reference: Verizon Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	286	–	–	–

JPMorgan Chase, Pay Underlying Reference: Verizon Monthly, Pay Variable (0.200)% (1M USD LIBOR + (0.25)%) Monthly, 1/16/24	261	(4)	–	(4)
JPMorgan Chase, Receive Underlying Reference: Carvana Monthly, Receive Variable 0.389% (1M USD LIBOR + 0.35%) Monthly, 1/16/24	375	21	–	21
JPMorgan Chase, Receive Underlying Reference: Juniper Networks Monthly, Receive Variable 0.389% (1M USD LIBOR + 0.35%) Monthly, 1/16/24	320	10	–	10
JPMorgan Chase, Receive Underlying Reference: Wells Fargo Monthly, Receive Variable 0.389% (1M USD LIBOR + 0.35%) Monthly, 1/16/24	2,452	139	–	139
Morgan Stanley, Pay Underlying Reference: 3D Systems Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	144	(11)	–	(11)
Morgan Stanley, Pay Underlying Reference: ABIOMED Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	332	18	–	18
Morgan Stanley, Pay Underlying Reference: Acceleron Pharma Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	284	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Alliant Energy Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	297	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: AMC Networks, Class A Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	190	23	–	23
Morgan Stanley, Pay Underlying Reference: AMETEK Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	414	(13)	–	(13)
Morgan Stanley, Pay Underlying Reference: Analog Devices Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,189	(10)	–	(10)

Morgan Stanley, Pay Underlying Reference: ANSYS Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	497	(29)	–	(29)
Morgan Stanley, Pay Underlying Reference: Applied Materials Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,923	(74)	–	(74)
Morgan Stanley, Pay Underlying Reference: Archer-Daniels-Midland Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	429	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Arista Networks Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	446	(23)	–	(23)
Morgan Stanley, Pay Underlying Reference: AT&T Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	172	3	–	3
Morgan Stanley, Pay Underlying Reference: Autodesk Inc Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	331	(30)	–	(30)
Morgan Stanley, Pay Underlying Reference: Berkshire Hathaway, Class B Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,736	(18)	–	(18)
Morgan Stanley, Pay Underlying Reference: Boeing Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	130	6	–	6
Morgan Stanley, Pay Underlying Reference: Bristol-Myers Squibb Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,444	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Capital One Financial Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	2,069	213	–	213
Morgan Stanley, Pay Underlying Reference: CarMax Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	321	–	–	–

Morgan Stanley, Pay Underlying Reference: Caterpillar Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,106	(31)	—	(31)
Morgan Stanley, Pay Underlying Reference: Celanese Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	697	11	—	11
Morgan Stanley, Pay Underlying Reference: Cheesecake Factory Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	363	20	—	20
Morgan Stanley, Pay Underlying Reference: Cisco Systems Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	448	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Cleveland-Cliffs Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	482	(54)	—	(54)
Morgan Stanley, Pay Underlying Reference: Clorox Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	441	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Colgate-Palmolive Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	417	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Corning Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	394	24	—	24
Morgan Stanley, Pay Underlying Reference: Corteva Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	327	3	—	3
Morgan Stanley, Pay Underlying Reference: Crown Castle International Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	276	(19)	—	(19)
Morgan Stanley, Pay Underlying Reference: Deere Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,310	(38)	—	(38)

Morgan Stanley, Pay Underlying Reference: Delta Air Lines Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	483	22	–	22
Morgan Stanley, Pay Underlying Reference: Discovery, Class A Monthly, Pay Variable (1.080)% (1M USD LIBOR + (1.13)%) Monthly, 1/16/24	396	22	–	22
Morgan Stanley, Pay Underlying Reference: Discovery, Class C Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	748	48	–	48
Morgan Stanley, Pay Underlying Reference: Donaldson Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	114	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Dow Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,963	99	–	99
Morgan Stanley, Pay Underlying Reference: Eastman Chemical Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	268	8	–	8
Morgan Stanley, Pay Underlying Reference: Ecolab Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	94	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Edwards Lifesciences Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	378	(26)	–	(26)
Morgan Stanley, Pay Underlying Reference: Expeditors International of Washington Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	499	(31)	–	(31)
Morgan Stanley, Pay Underlying Reference: Exxon Mobil Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,890	(57)	–	(57)
Morgan Stanley, Pay Underlying Reference: First Republic Bank Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	631	(18)	–	(18)

Morgan Stanley, Pay Underlying Reference: Ford Motor Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	356	(31)	–	(31)
Morgan Stanley, Pay Underlying Reference: Fortune Brands Home & Security Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	305	(21)	–	(21)
Morgan Stanley, Pay Underlying Reference: Franklin Electric Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	93	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Freeport-McMoRan Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	452	11	–	11
Morgan Stanley, Pay Underlying Reference: Gartner Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	741	(49)	–	(49)
Morgan Stanley, Pay Underlying Reference: General Motors Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	606	37	–	37
Morgan Stanley, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	566	19	–	19
Morgan Stanley, Pay Underlying Reference: HP Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	52	–	–	–
Morgan Stanley, Pay Underlying Reference: HP Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	691	(49)	–	(49)
Morgan Stanley, Pay Underlying Reference: IDEX Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,128	(48)	–	(48)
Morgan Stanley, Pay Underlying Reference: IDEXX Laboratories Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,064	(52)	–	(52)

Morgan Stanley, Pay Underlying Reference: Incyte Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	365	(5)	–	(5)
Morgan Stanley, Pay Underlying Reference: Intel Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	524	53	–	53
Morgan Stanley, Pay Underlying Reference: International Business Machines Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	717	97	–	97
Morgan Stanley, Pay Underlying Reference: Interpublic Group Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	906	39	–	39
Morgan Stanley, Pay Underlying Reference: Johnson & Johnson Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,488	(15)	–	(15)
Morgan Stanley, Pay Underlying Reference: JPMorgan Chase Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,705	(34)	–	(34)
Morgan Stanley, Pay Underlying Reference: Juniper Networks Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	499	(16)	–	(16)
Morgan Stanley, Pay Underlying Reference: Laboratory Corp. of America Holdings Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	413	(24)	–	(24)
Morgan Stanley, Pay Underlying Reference: Lam Research Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	920	1	–	1
Morgan Stanley, Pay Underlying Reference: Lumen Technologies Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	230	4	–	4
Morgan Stanley, Pay Underlying Reference: Match Group Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,109	64	–	64

Morgan Stanley, Pay Underlying Reference: Mettler-Toledo International Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	552	(25)	–	(25)
Morgan Stanley, Pay Underlying Reference: Micron Technology Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,343	(28)	–	(28)
Morgan Stanley, Pay Underlying Reference: Mid-America Apartment Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	332	(11)	–	(11)
Morgan Stanley, Pay Underlying Reference: MSCI Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	880	(69)	–	(69)
Morgan Stanley, Pay Underlying Reference: NRG Energy Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	312	8	–	8
Morgan Stanley, Pay Underlying Reference: Nuance Communications Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	99	–	–	–
Morgan Stanley, Pay Underlying Reference: NVIDIA Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	1,282	(217)	–	(217)
Morgan Stanley, Pay Underlying Reference: ON Semiconductor Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	386	(41)	–	(41)
Morgan Stanley, Pay Underlying Reference: Organon Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	671	(36)	–	(36)
Morgan Stanley, Pay Underlying Reference: PayPal Holdings Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,523	8	–	8
Morgan Stanley, Pay Underlying Reference: Pfizer Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	125	(7)	–	(7)

Morgan Stanley, Pay Underlying Reference: Phillips 66 Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	995	61	—	61
Morgan Stanley, Pay Underlying Reference: Pool Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	349	(48)	—	(48)
Morgan Stanley, Pay Underlying Reference: Progressive Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	981	(39)	—	(39)
Morgan Stanley, Pay Underlying Reference: Prudential Financial Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	330	11	—	11
Morgan Stanley, Pay Underlying Reference: Quest Diagnostics Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	395	(12)	—	(12)
Morgan Stanley, Pay Underlying Reference: Raytheon Technologies Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	333	8	—	8
Morgan Stanley, Pay Underlying Reference: S&P Global Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,098	(75)	—	(75)
Morgan Stanley, Pay Underlying Reference: SBA Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	303	(17)	—	(17)
Morgan Stanley, Pay Underlying Reference: Snap-on Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	654	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: SPDR S&P Oil & Gas Exploration & Production ETF Monthly, Pay Variable (1.080)% (1M USD LIBOR + (1.13)%) Monthly, 1/16/24	869	(10)	—	(10)
Morgan Stanley, Pay Underlying Reference: Take-Two Interactive Software Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	751	(46)	—	(46)

Morgan Stanley, Pay Underlying Reference: Target Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	674	(38)	–	(38)
Morgan Stanley, Pay Underlying Reference: Teradyne Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	533	(114)	–	(114)
Morgan Stanley, Pay Underlying Reference: Teucrium Corn Fund Monthly, Pay Variable (0.980)% (1M USD LIBOR + (1.03)%) Monthly, 1/16/24	100	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: Teucrium Soybean Fund Monthly, Pay Variable (5.680)% (1M USD LIBOR + (5.73)%) Monthly, 1/16/24	193	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Truist Financial Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	839	(29)	–	(29)
Morgan Stanley, Pay Underlying Reference: Tupperware Brands Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	36	2	–	2
Morgan Stanley, Pay Underlying Reference: United States Steel Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	396	(75)	–	(75)
Morgan Stanley, Pay Underlying Reference: Valero Energy Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	391	7	–	7
Morgan Stanley, Pay Underlying Reference: VanEck Vectors Oil Services ETF Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	848	52	–	52
Morgan Stanley, Pay Underlying Reference: Verisk Analytics Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,252	2	–	2
Morgan Stanley, Pay Underlying Reference: Verizon Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	327	(5)	–	(5)

Morgan Stanley, Pay Underlying Reference: Vertex Pharmaceuticals Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	1,207	(21)	–	(21)
Morgan Stanley, Pay Underlying Reference: Walmart Monthly, Pay Variable 0.050% (1M USD LIBOR + 0%) Monthly, 1/16/24	999	(54)	–	(54)
Morgan Stanley, Pay Underlying Reference: Xylem Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	435	(21)	–	(21)
Morgan Stanley, Pay Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable (0.150)% (1M USD LIBOR + (0.20)%) Monthly, 1/16/24	309	(11)	–	(11)
Morgan Stanley, Receive Underlying Reference: 7GC Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	2	–	–	–
Morgan Stanley, Receive Underlying Reference: 7GC, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	71	–	–	–
Morgan Stanley, Receive Underlying Reference: Acadia Realty Trust Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	498	(23)	–	(23)
Morgan Stanley, Receive Underlying Reference: Air Products and Chemicals Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,952	47	–	47
Morgan Stanley, Receive Underlying Reference: Allegiance Bancshares Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	269	5	–	5
Morgan Stanley, Receive Underlying Reference: Alphabet, Class C Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,116	52	–	52
Morgan Stanley, Receive Underlying Reference: Altaba Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	157	(7)	–	(7)

Morgan Stanley, Receive Underlying Reference: Amazon.com Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	580	(6)	–	(6)
Morgan Stanley, Receive Underlying Reference: Amazon.com Monthly, Receive Variable 0.450% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	33	–	–	–
Morgan Stanley, Receive Underlying Reference: Ameren Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	395	5	–	5
Morgan Stanley, Receive Underlying Reference: Amphenol, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	359	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Apartment Income REIT Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	651	32	–	32
Morgan Stanley, Receive Underlying Reference: Apollo Global Management Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	353	50	–	50
Morgan Stanley, Receive Underlying Reference: Assurant Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	732	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: Atmos Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	345	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Becton Dickinson & Company Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	306	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Black Knight Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	524	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Burlington Stores Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	256	7	–	7

Morgan Stanley, Receive Underlying Reference: Camden Property Trust Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	774	30	–	30
Morgan Stanley, Receive Underlying Reference: Carney Technology Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	127	–	–	–
Morgan Stanley, Receive Underlying Reference: Cascade Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	65	–	–	–
Morgan Stanley, Receive Underlying Reference: CBTX Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	217	2	–	2
Morgan Stanley, Receive Underlying Reference: Cedar Fair Monthly, Receive Variable 0.689% (1M USD LIBOR + 0.65%) Monthly, 1/16/24	88	–	–	–
Morgan Stanley, Receive Underlying Reference: Chipotle Mexican Grill Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	767	(21)	–	(21)
Morgan Stanley, Receive Underlying Reference: Citigroup Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	557	(21)	–	(21)
Morgan Stanley, Receive Underlying Reference: Citizens Financial Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,056	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Citrix Systems Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	288	(8)	–	(8)
Morgan Stanley, Receive Underlying Reference: CME Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,297	53	–	53
Morgan Stanley, Receive Underlying Reference: Constellation Brands, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,046	(10)	–	(10)

Morgan Stanley, Receive Underlying Reference: CSX Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	775	45	–	45
Morgan Stanley, Receive Underlying Reference: Danaher Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	314	11	–	11
Morgan Stanley, Receive Underlying Reference: DD3 Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	341	1	–	1
Morgan Stanley, Receive Underlying Reference: Delwinds Insurance Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	146	–	–	–
Morgan Stanley, Receive Underlying Reference: Devon Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	368	–	–	–
Morgan Stanley, Receive Underlying Reference: Discovery, Class C Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	383	(23)	–	(23)
Morgan Stanley, Receive Underlying Reference: Dominion Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	412	6	–	6
Morgan Stanley, Receive Underlying Reference: Dominion Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	310	12	–	12
Morgan Stanley, Receive Underlying Reference: DoorDash, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	428	(39)	–	(39)
Morgan Stanley, Receive Underlying Reference: Douglas Emmett Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	560	(16)	–	(16)
Morgan Stanley, Receive Underlying Reference: Eagle Bancorp Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	306	(5)	–	(5)

Morgan Stanley, Receive Underlying Reference: Elanco Animal Health Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	751	8	–	8
Morgan Stanley, Receive Underlying Reference: elf Beauty Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	428	47	–	47
Morgan Stanley, Receive Underlying Reference: Eli Lilly Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,140	81	–	81
Morgan Stanley, Receive Underlying Reference: EOG Resources Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,851	58	–	58
Morgan Stanley, Receive Underlying Reference: Equity Distribution Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	145	–	–	–
Morgan Stanley, Receive Underlying Reference: Equity LifeStyle Properties Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	743	8	–	8
Morgan Stanley, Receive Underlying Reference: Equity Residential Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	610	13	–	13
Morgan Stanley, Receive Underlying Reference: Euronet Worldwide Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	390	(67)	–	(67)
Morgan Stanley, Receive Underlying Reference: Eversource Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	257	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: EZCORP, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	522	(35)	–	(35)
Morgan Stanley, Receive Underlying Reference: EZCORP, Class A Monthly, Receive Variable 0.446% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	150	(9)	–	(9)

Morgan Stanley, Receive Underlying Reference: Facebook, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	643	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Fifth Third Bancorp Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	756	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Five9 Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	770	20	–	20
Morgan Stanley, Receive Underlying Reference: FleetCor Technologies Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	531	(49)	–	(49)
Morgan Stanley, Receive Underlying Reference: General Electric Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,901	8	–	8
Morgan Stanley, Receive Underlying Reference: Generation Bio Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	105	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Global Payments Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	653	(72)	–	(72)
Morgan Stanley, Receive Underlying Reference: Goldman Sachs Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	651	12	–	12
Morgan Stanley, Receive Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	365	4	–	4
Morgan Stanley, Receive Underlying Reference: Home Depot Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	390	24	–	24
Morgan Stanley, Receive Underlying Reference: Huntington Bancshares Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	944	(23)	–	(23)

Morgan Stanley, Receive Underlying Reference: Ingersoll Rand Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	463	11	–	11
Morgan Stanley, Receive Underlying Reference: Intuit Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	551	74	–	74
Morgan Stanley, Receive Underlying Reference: Intuitive Surgical Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,253	112	–	112
Morgan Stanley, Receive Underlying Reference: Kansas City Southern Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,066	53	–	53
Morgan Stanley, Receive Underlying Reference: Keysight Technologies Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	337	23	–	23
Morgan Stanley, Receive Underlying Reference: Kimberly-Clark Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,641	(49)	–	(49)
Morgan Stanley, Receive Underlying Reference: Kimco Realty Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	597	2	–	2
Morgan Stanley, Receive Underlying Reference: KKR Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	522	106	–	106
Morgan Stanley, Receive Underlying Reference: KLA Monthly, Receive Variable 0.450% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	857	46	–	46
Morgan Stanley, Receive Underlying Reference: Kymera Therapeutics Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	97	3	–	3
Morgan Stanley, Receive Underlying Reference: L3Harris Technologies Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,079	(39)	–	(39)

Morgan Stanley, Receive Underlying Reference: Liberty Broadband, Class C Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	238	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Lionheart Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	147	1	–	1
Morgan Stanley, Receive Underlying Reference: Lululemon Athletica Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	330	51	–	51
Morgan Stanley, Receive Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	333	25	–	25
Morgan Stanley, Receive Underlying Reference: Monte Rosa Therapeutics Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	49	5	–	5
Morgan Stanley, Receive Underlying Reference: Netflix Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	765	75	–	75
Morgan Stanley, Receive Underlying Reference: News, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	798	(34)	–	(34)
Morgan Stanley, Receive Underlying Reference: Norfolk Southern Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	750	47	–	47
Morgan Stanley, Receive Underlying Reference: NortonLifeLock Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	302	2	–	2
Morgan Stanley, Receive Underlying Reference: Omnichannel Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	147	1	–	1
Morgan Stanley, Receive Underlying Reference: Oportun Financial Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	751	(61)	–	(61)

Morgan Stanley, Receive Underlying Reference: O'Reilly Automotive Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	330	(4)	—	(4)
Morgan Stanley, Receive Underlying Reference: Outfront Media Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	492	(25)	—	(25)
Morgan Stanley, Receive Underlying Reference: Paycom Software Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	391	22	—	22
Morgan Stanley, Receive Underlying Reference: Paylocity Holding Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	877	68	—	68
Morgan Stanley, Receive Underlying Reference: Pershing Square Tontine Holdings, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	426	3	—	3
Morgan Stanley, Receive Underlying Reference: Phillips 66 Partners Monthly, Receive Variable 0.700% (1M USD LIBOR + 0.65%) Monthly, 1/16/24	1,002	(79)	—	(79)
Morgan Stanley, Receive Underlying Reference: PMV, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	145	—	—	—
Morgan Stanley, Receive Underlying Reference: PNC Financial Services Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	448	27	—	27
Morgan Stanley, Receive Underlying Reference: PPD Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	733	3	—	3
Morgan Stanley, Receive Underlying Reference: PropTech Investment, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	94	—	—	—
Morgan Stanley, Receive Underlying Reference: QUALCOMM Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	776	17	—	17

Morgan Stanley, Receive Underlying Reference: RAPT Therapeutics Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	71	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Republic Services Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	334	18	–	18
Morgan Stanley, Receive Underlying Reference: ResMed Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	779	22	–	22
Morgan Stanley, Receive Underlying Reference: Ross Stores Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	288	12	–	12
Morgan Stanley, Receive Underlying Reference: Scholar Rock Holding Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	315	(11)	–	(11)
Morgan Stanley, Receive Underlying Reference: Sealed Air Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	318	10	–	10
Morgan Stanley, Receive Underlying Reference: Selectquote Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	694	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Sempra Energy Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,111	(8)	–	(8)
Morgan Stanley, Receive Underlying Reference: Senior, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	145	–	–	–
Morgan Stanley, Receive Underlying Reference: Sherwin-Williams Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	689	47	–	47
Morgan Stanley, Receive Underlying Reference: SI-BONE Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	151	(2)	–	(2)

Morgan Stanley, Receive Underlying Reference: Southwest Airlines Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	637	(39)	–	(39)
Morgan Stanley, Receive Underlying Reference: Spirit of Texas Bancshares Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	298	3	–	3
Morgan Stanley, Receive Underlying Reference: State Street Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	2,077	129	–	129
Morgan Stanley, Receive Underlying Reference: Sun Country Airlines Holdings Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	317	(10)	–	(10)
Morgan Stanley, Receive Underlying Reference: Texas Instruments Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,288	(39)	–	(39)
Morgan Stanley, Receive Underlying Reference: UnitedHealth Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	658	50	–	50
Morgan Stanley, Receive Underlying Reference: VeriSign Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	702	27	–	27
Morgan Stanley, Receive Underlying Reference: Vulcan Materials Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	898	67	–	67
Morgan Stanley, Receive Underlying Reference: Walt Disney Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	643	(27)	–	(27)
Morgan Stanley, Receive Underlying Reference: WEC Energy Group Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	329	–	–	–
Morgan Stanley, Receive Underlying Reference: Welltower Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1,060	(47)	–	(47)

Morgan Stanley, Receive Underlying Reference: Workday, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	736	51	—	51
Morgan Stanley, Receive Underlying Reference: Yellowstone Acquisition, Class A Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	66	—	—	—
Morgan Stanley, Receive Underlying Reference: Zoetis Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	318	22	—	22
Total United States			(5)	106
Virgin Islands (British) 0.0%				
Morgan Stanley, Receive Underlying Reference: Eucrates Biomedical Acquisition Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	38	—	—	—
Morgan Stanley, Receive Underlying Reference: Eucrates Biomedical Acquisition Monthly, Receive Variable 0.439% (1M USD LIBOR + 0.40%) Monthly, 1/16/24	1	—	—	—
Total Virgin Islands (British)			—	—
Total Bilateral Total Return Swaps			(5)	295
Total Bilateral Swaps			(52)	333

Description	Notional Amount	$ Value	Initial $ Value**	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%				
Credit Default Swaps, Protection Bought (0.1)%				
Luxembourg (0.0)%				
Protection Bought (Relevant Credit: Glencore Finance Europe), Pay 5.00% Quarterly, Receive upon credit default, 12/20/26	230	(52)	(50)	(2)
Total Luxembourg				(2)

South Africa 0.0%				
Protection Bought (Relevant Credit: Republic of South Africa), Pay 1.00% Quarterly, Receive upon credit default, 6/20/26 (USD)	1,100	45	51	(6)
Total South Africa				**(6)**
United States (0.1)%				
Protection Bought (Relevant Credit: Bausch Health Cos), Pay 5.00% Quarterly, Receive upon credit default, 6/20/26	1,570	(85)	(77)	(8)
Protection Bought (Relevant Credit: Bausch Health Cos), Pay 5.00% Quarterly, Receive upon credit default, 12/20/26	110	(5)	(3)	(2)
Protection Bought (Relevant Credit: CHS/ Community Health Systems), Pay 5.00% Quarterly, Receive upon credit default, 6/20/26	500	12	17	(5)
Protection Bought (Relevant Credit: CHS/ Community Health Systems), Pay 5.00% Quarterly, Receive upon credit default, 12/20/26	95	4	6	(2)
Protection Bought (Relevant Credit: iStar), Pay 5.00% Quarterly, Receive upon credit default, 6/20/26	675	(80)	(84)	4
Protection Bought (Relevant Credit: Markit CDX.EM-S36, 5 Year Index), Pay 1.00% Quarterly, Receive upon credit default, 12/20/26	1,650	67	70	(3)
Protection Bought (Relevant Credit: Markit CDX.NA.HY-S37, 5 Year Index), Pay 5.00% Quarterly, Receive upon credit default, 12/20/26	4,400	(419)	(398)	(21)
Protection Bought (Relevant Credit: Markit CDX.NA.IG-S37, 5 Year Index), Pay 1.00% Quarterly, Receive upon credit default, 12/20/26	11,030	(276)	(260)	(16)
Protection Bought (Relevant Credit: Prudential Financial), Pay 1.00% Quarterly, Receive upon credit default, 6/20/26	220	(6)	(5)	(1)
Protection Bought (Relevant Credit: Quest Diagnostics), Pay 1.00% Quarterly, Receive upon credit default, 6/20/26	220	(7)	(6)	(1)

United States 0.1%				
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S37, 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	2,760	263	267	(4)
Total United States				**(4)**
Total Centrally Cleared Credit Default Swaps, Protection Sold				**(15)**
Interest Rate Swaps 0.1%				
Australia 0.0%				
10 Year Interest Rate Swap, Pay Fixed 1.850% Semi-Annually, Receive Variable 0.090% (6M ADBB) Semi-Annually, 10/20/31	3,625	69	–	69
Total Australia				**69**
Canada 0.1%				
5 Year Interest Rate Swap, Pay Fixed 1.621% Semi-Annually, Receive Variable 0.453% (3M CAD CDOR) Semi-Annually, 10/8/26	6,600	87	–	87
10 Year Interest Rate Swap, Pay Fixed 1.692% Semi-Annually, Receive Variable 0.450% (3M CAD CDOR) Semi-Annually, 9/15/31	1,790	64	–	64
10 Year Interest Rate Swap, Pay Fixed 1.729% Semi-Annually, Receive Variable 0.448% (3M CAD CDOR) Semi-Annually, 9/22/31	1,775	59	–	59
10 Year Interest Rate Swap, Pay Fixed 2.159% Semi-Annually, Receive Variable 0.460% (3M CAD CDOR) Semi-Annually, 10/28/31	3,475	11	1	10
30 Year Interest Rate Swap, Pay Fixed 2.115% Semi-Annually, Receive Variable 0.440% (3M CAD CDOR) Semi-Annually, 8/4/51	920	40	–	40
Total Canada				**260**
China (0.1)%				
5 Year Interest Rate Swap, Receive Fixed 2.418% Quarterly, Pay Variable 2.500% (7 Day Interbank Repo) Quarterly, 6/2/26	61,000	(81)	(1)	(80)

5 Year Interest Rate Swap, Receive Fixed 2.432% Quarterly, Pay Variable 2.000% (7 Day Interbank Repo) Quarterly, 8/9/26	30,500	(40)	–	(40)
5 Year Interest Rate Swap, Receive Fixed 2.745% Quarterly, Pay Variable 2.500% (7 Day Interbank Repo) Quarterly, 6/2/26	8,575	8	–	8
Total China				**(112)**
Czech 0.0%				
2 Year Interest Rate Swap, Pay Fixed 2.439% Annually, Receive Variable 1.370% (6M CZK PRIBOR) Semi-Annually, 12/15/23	284,400	200	–	200
Total Czech				**200**
Foreign/Europe 0.0%				
10 Year Interest Rate Swap, Pay Fixed 0.051% Annually, Receive Variable (0.524)% (6M EURIBOR) Semi-Annually, 9/17/31	1,180	29	–	29
Total Foreign/Europe				**29**
Hong Kong (0.0)%				
5 Year Interest Rate Swap, Receive Fixed 0.700% Quarterly, Pay Variable 0.149% (3M HKD HIBOR) Quarterly, 8/6/26	11,000	(39)	–	(39)
Total Hong Kong				**(39)**
Poland 0.1%				
10 Year Interest Rate Swap, Pay Fixed 1.628% Annually, Receive Variable 0.250% (6M PLN WIBOR) Semi-Annually, 8/6/31	18,000	423	1	422
10 Year Interest Rate Swap, Pay Fixed 2.026% Annually, Receive Variable 0.290% (6M PLN WIBOR) Semi-Annually, 12/15/31	11,600	187	–	187
10 Year Interest Rate Swap, Pay Fixed 2.073% Annually, Receive Variable 0.280% (6M PLN WIBOR) Semi-Annually, 9/22/31	164	2	–	2
10 Year Interest Rate Swap, Pay Fixed 2.087% Annually, Receive Variable 0.280% (6M PLN WIBOR) Semi-Annually, 9/22/31	163	2	–	2
10 Year Interest Rate Swap, Pay Fixed 2.100% Annually, Receive Variable 0.280% (6M PLN WIBOR) Semi-Annually, 9/22/31	163	2	–	2
Total Poland				**615**

South Korea (0.0)%				
10 Year Interest Rate Swap, Receive Fixed 1.949% Quarterly, Pay Variable 1.040% (3M KRW CD) Quarterly, 9/17/31	6,340,000	(120)	–	(120)
Total South Korea				**(120)**
United Kingdom (0.0)%				
30 Year Interest Rate Swap, Pay Fixed 0.912% Annually, Receive Variable 0.050% (GBP SONIA) Annually, 9/27/51	1,020	(47)	–	(47)
50 Year Interest Rate Swap, Pay Fixed 0.742% Annually, Receive Variable 0.050% (GBP SONIA) Annually, 9/27/71	105	(10)	1	(11)
Total United Kingdom				**(58)**
United States 0.0%				
3 Year Interest Rate Swap, Pay Fixed 0.912% Semi-Annually, Receive Variable 0.129% (3M USD LIBOR) Quarterly, 10/29/24	9,350	11	–	11
5 Year Interest Rate Swap, Pay Fixed 1.186% Semi-Annually, Receive Variable 0.127% (3M USD LIBOR) Quarterly, 10/14/26	5,400	8	1	7
10 Year Interest Rate Swap, Receive Fixed 1.612% Semi-Annually, Pay Variable 0.129% (3M USD LIBOR) Quarterly, 10/29/31	2,800	13	–	13
Total United States				**31**
Total Centrally Cleared Interest Rate Swaps				**875**
Zero-Coupon Inflation Swaps (0.2)%				
United States (0.2)%				
5 Year Zero-Coupon Inflation Swap Receive Fixed 2.600% at Maturity, Pay Variable (Change in CPI) at Maturity, 6/25/26	9,500	(413)	1	(414)
5 Year Zero-Coupon Inflation Swap Receive Fixed 2.665% at Maturity, Pay Variable (Change in CPI) at Maturity, 8/10/26	10,400	(325)	–	(325)
5 Year Zero-Coupon Inflation Swap Receive Fixed 2.679% at Maturity, Pay Variable (Change in CPI) at Maturity, 9/23/26	5,200	(113)	–	(113)

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	11/19/21	EUR	425	USD	501	$ (9)
Bank of America	11/19/21	USD	1,942	EUR	1,655	28
Bank of America	11/19/21	USD	570	SEK	4,953	(7)
Bank of America	11/30/21	USD	1,281	NZD	1,792	(3)
Bank of America	1/11/22	RUB	55,150	USD	760	5
Bank of America	1/14/22	USD	360	TRY	3,296	29
Bank of America	1/14/22	USD	384	ZAR	5,789	9
Bank of America	1/21/22	USD	318	CNH	2,075	(3)
Bank of America	1/21/22	USD	479	IDR	6,895,095	(1)
Bank of America	1/28/22	KRW	4,339,413	USD	3,704	(16)
Barclays Bank	1/14/22	TRY	3,296	USD	365	(35)
Barclays Bank	1/21/22	INR	18,717	USD	249	(2)
Barclays Bank	1/21/22	USD	417	CNH	2,714	(4)
Barclays Bank	1/21/22	USD	667	INR	50,109	5
Barclays Bank	1/21/22	USD	1,449	JPY	165,519	(5)
Barclays Bank	1/21/22	USD	659	KRW	772,464	3
Barclays Bank	1/21/22	USD	832	TWD	23,034	—
BNP Paribas	11/12/21	USD	536	PLN	2,123	4
BNP Paribas	11/12/21	USD	1,095	RSD	109,504	18
BNP Paribas	11/19/21	EUR	466	USD	549	(11)
BNP Paribas	11/19/21	GBP	94	USD	130	—
BNP Paribas	11/19/21	USD	2,707	GBP	2,007	(41)
BNP Paribas	11/30/21	USD	4,338	EUR	3,732	21
BNP Paribas	12/2/21	USD	952	BRL	5,098	55
BNP Paribas	12/10/21	CLP	133,521	USD	162	1
BNP Paribas	12/10/21	USD	1,695	CLP	1,315,012	87
BNP Paribas	1/12/22	RSD	6,188	USD	61	—
BNP Paribas	1/14/22	USD	274	ZAR	4,212	1
BNP Paribas	1/21/22	AUD	1,480	USD	1,111	3
BNP Paribas	1/21/22	CAD	459	USD	372	(1)
BNP Paribas	1/21/22	KRW	306,305	USD	262	(1)
BNP Paribas	1/21/22	USD	1,372	KRW	1,628,800	(12)
Citibank	11/12/21	USD	360	PLN	1,439	(1)
Citibank	11/15/21	EGP	8,866	USD	552	10
Citibank	11/19/21	EUR	229	USD	270	(5)
Citibank	11/19/21	GBP	156	USD	214	—
Citibank	11/19/21	USD	3,676	EUR	3,129	57
Citibank	11/19/21	USD	860	GBP	624	6
Citibank	12/2/21	USD	354	BRL	1,850	28
Citibank	1/14/22	USD	1,648	MXN	34,592	(12)
Citibank	1/14/22	USD	490	TRY	4,657	24
Citibank	1/20/22	USD	2,933	ILS	9,512	(76)

Citibank	1/31/22	TRY	83,000	USD	8,196	$	55
Credit Suisse	11/19/21	USD	816	EUR	695		12
Deutsche Bank	11/12/21	RSD	109,504	USD	1,102		(25)
Deutsche Bank	11/19/21	EUR	139	USD	161		—
Deutsche Bank	11/19/21	USD	638	EUR	541		12
Deutsche Bank	12/10/21	USD	348	MYR	1,462		(4)
Deutsche Bank	12/10/21	USD	544	PHP	27,316		5
Deutsche Bank	1/14/22	USD	267	ZAR	4,055		4
Deutsche Bank	1/21/22	IDR	1,278,484	USD	89		—
Deutsche Bank	1/21/22	NOK	4,285	USD	506		—
Deutsche Bank	1/31/22	INR	1,443,655	USD	19,095		(58)
Goldman Sachs	11/30/21	USD	1,433	ZAR	21,185		51
Goldman Sachs	12/2/21	BRL	4,045	USD	764		(52)
Goldman Sachs	12/2/21	USD	2,417	BRL	13,010		127
Goldman Sachs	12/9/21	USD	386	THB	12,965		(4)
Goldman Sachs	1/14/22	MXN	16,855	USD	826		(17)
Goldman Sachs	1/14/22	RON	510	USD	119		—
Goldman Sachs	1/21/22	USD	212	CNH	1,382		(2)
Goldman Sachs	1/21/22	USD	934	IDR	13,460,640		(4)
Goldman Sachs	1/21/22	USD	62	NZD	87		—
Goldman Sachs	1/21/22	USD	112	NZD	162		(3)
Goldman Sachs	1/21/22	USD	833	TWD	23,034		1
Goldman Sachs	1/28/22	USD	1,955	TWD	54,200		(4)
Goldman Sachs	1/31/22	RUB	484,286	USD	6,725		(29)
HSBC Bank	11/3/21	BRL	11,824	USD	2,200		(107)
HSBC Bank	11/3/21	USD	2,095	BRL	11,824		2
HSBC Bank	11/12/21	CZK	29,578	USD	1,374		(43)
HSBC Bank	11/19/21	GBP	1,813	USD	2,508		(27)
HSBC Bank	11/19/21	USD	588	EUR	508		1
HSBC Bank	11/19/21	USD	207	GBP	152		(1)
HSBC Bank	11/30/21	USD	3,201	CHF	2,943		(16)
HSBC Bank	1/14/22	MXN	12,372	USD	605		(11)
HSBC Bank	1/21/22	CAD	930	USD	752		(1)
HSBC Bank	1/21/22	CNH	8,175	USD	1,271		(4)
HSBC Bank	1/21/22	INR	18,717	USD	249		(1)
HSBC Bank	1/21/22	KRW	2,149,916	USD	1,838		(11)
HSBC Bank	1/21/22	USD	666	INR	50,109		4
HSBC Bank	1/21/22	USD	490	INR	37,435		(4)
HSBC Bank	1/21/22	USD	1,374	KRW	1,628,800		(10)
HSBC Bank	1/28/22	USD	12,334	KRW	14,558,107		(37)
Morgan Stanley	11/3/21	BRL	11,824	USD	2,095		(2)
Morgan Stanley	11/3/21	USD	2,120	BRL	11,824		26

Morgan Stanley	11/19/21	EUR	229	USD	270	$ (5)
Morgan Stanley	11/19/21	USD	667	EUR	569	8
Morgan Stanley	11/19/21	USD	1,140	GBP	837	(6)
Morgan Stanley	11/30/21	USD	3,369	SEK	29,017	(11)
Morgan Stanley	12/2/21	BRL	11,824	USD	2,107	(26)
Morgan Stanley	12/10/21	USD	342	CLP	269,340	12
Morgan Stanley	1/14/22	USD	1,424	MXN	30,066	(18)
Morgan Stanley	1/21/22	IDR	3,516,523	USD	245	–
Morgan Stanley	1/21/22	USD	1,118	JPY	127,326	–
Morgan Stanley	1/21/22	USD	503	NZD	711	(6)
RBC Dominion Securities	11/19/21	GBP	94	USD	130	(1)
RBC Dominion Securities	1/21/22	USD	366	CAD	452	1
Standard Chartered	11/30/21	USD	4,401	AUD	5,854	(3)
State Street	11/12/21	USD	62	PLN	244	1
State Street	11/19/21	EUR	494	USD	583	(12)
State Street	11/19/21	GBP	58	USD	80	(1)
State Street	11/19/21	USD	11,945	EUR	10,132	228
State Street	11/19/21	USD	487	GBP	355	–
State Street	11/30/21	MXN	35,200	USD	1,737	(36)
State Street	12/10/21	CLP	32,400	USD	42	(2)
State Street	1/14/22	USD	292	HUF	91,195	–
State Street	1/14/22	USD	164	MXN	3,454	(1)
State Street	1/21/22	NOK	4,858	USD	581	(7)
State Street	1/21/22	USD	63	AUD	83	–
State Street	1/21/22	USD	78	CAD	96	–
State Street	1/21/22	USD	91	CAD	114	(1)
State Street	1/21/22	USD	2,946	JPY	336,053	(6)
State Street	1/21/22	USD	95	NZD	132	–
State Street	1/21/22	USD	63	NZD	91	(2)
UBS Investment Bank	11/19/21	GBP	288	USD	388	6
UBS Investment Bank	11/19/21	USD	648	EUR	547	16
UBS Investment Bank	11/19/21	USD	1,101	GBP	811	(9)
UBS Investment Bank	1/14/22	USD	118	RON	510	–
UBS Investment Bank	1/14/22	USD	1,658	ZAR	25,047	34
UBS Investment Bank	1/21/22	CAD	912	USD	740	(3)
UBS Investment Bank	1/21/22	IDR	1,785,661	USD	124	–
UBS Investment Bank	1/21/22	KRW	153,118	USD	131	(1)
UBS Investment Bank	1/21/22	USD	307	CNH	2,003	(3)
UBS Investment Bank	1/21/22	USD	1,303	RUB	96,557	(35)
Net unrealized gain (loss) on open forward currency exchange contracts						$ 83

The accompanying notes are an integral part of these financial statements.

October 31, 2021

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

($000s)

	Year Ended 10/31/21	10/31/20
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 2,165	$ 1,162
Net realized gain	6,281	1,279
Change in net unrealized gain / loss	(3,042)	5,489
Increase in net assets from operations	5,404	7,930
Distributions to shareholders		
Net earnings		
Investor Class	(4,510)	(1,599)
I Class	(581)	(116)
Decrease in net assets from distributions	(5,091)	(1,715)
Capital share transactions*		
Shares sold		
Investor Class	100,715	65,288
I Class	339,175	5,144
Distributions reinvested		
Investor Class	2,719	248
I Class	581	116
Shares redeemed		
Investor Class	(105,737)	(8,783)
I Class	(12,974)	(1,211)
Increase in net assets from capital share transactions	324,479	60,802
Net Assets		
Increase during period	324,792	67,017
Beginning of period	128,904	61,887
End of period	**$ 453,696**	**$ 128,904**
*Share information		
Shares sold		
Investor Class	9,381	6,325
I Class	31,423	498
Distributions reinvested		
Investor Class	257	26
I Class	55	12
Shares redeemed		
Investor Class	(9,865)	(883)
I Class	(1,207)	(123)
Increase in shares outstanding	30,044	5,855

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks strong long-term risk adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/ loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets				
Fixed Income Securities[1]	$ —	$ 62,404	$ —	$ 62,404
Bank Loans	—	58,322	2,279	60,601
Common Stocks	87,751	34,756	53	122,560
Convertible Preferred Stocks	—	4,395	396	4,791
Corporate Bonds	—	53,669	794	54,463
Equity Mutual Funds	2,760	—	—	2,760
Preferred Stocks	—	854	—	854
Short-Term Investments	127,142	—	—	127,142
Securities Lending Collateral	6,864	—	—	6,864
Options Purchased	144	646	—	790
Total Securities	224,661	215,046	3,522	443,229
Swaps*	—	8,501	—	8,501
Forward Currency Exchange Contracts	—	1,000	—	1,000
Futures Contracts*	2,227	—	—	2,227
Total	$ 226,888	$ 224,547	$ 3,522	$ 454,957
Liabilities				
Options Written	$ 199	$ 1,768	$ —	$ 1,967
Swaps*	—	8,161	—	8,161
Forward Currency Exchange Contracts	—	917	—	917
Futures Contracts*	2,929	—	—	2,929
Total	$ 3,128	$ 10,846	$ —	$ 13,974

[1] Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2021, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2021, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

($000s)	Location on Statement of Assets and Liabilities		Fair Value*
Assets			
Inflation derivatives	Centrally Cleared Swaps	$	115
Interest rate derivatives	Centrally Cleared Swaps, Futures, Securities^		2,881
Foreign exchange derivatives	Forwards, Securities^		1,012
Credit derivatives	Bilateral Swaps and Premiums, Centrally Cleared Swaps		193
Commodity derivatives	Bilateral Swaps and Premiums		8
Equity derivatives	Bilateral Swaps and Premiums, Futures, Securities^		8,309
Total		$	12,518
Liabilities			
Inflation derivatives	Centrally Cleared Swaps	$	852
Interest rate derivatives	Bilateral Swaps and Premiums, Centrally Cleared Swaps, Futures, Options Written		1,336
Foreign exchange derivatives	Forwards		917
Credit derivatives	Bilateral Swaps and Premiums, Centrally Cleared Swaps, Options Written		460
Commodity derivatives	Bilateral Swaps and Premiums		69
Equity derivatives	Bilateral Swaps and Premiums, Futures, Options Written		10,340
Total		$	13,974

* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2021, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2021, cash of $30,673,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2021, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 9% and 24% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2021, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 42% and 53% of net assets.

Options The fund is subject to interest rate risk and foreign currency exchange rate risk and credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates and currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2021, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 24% and 41% of net assets.

Swaps The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2021, the notional amount of protection sold by the fund totaled $10,855,000 (2.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the year ended October 31, 2021, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 84% and 105% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.

Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Bank Loans The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2021, the value of loaned securities was $7,004,000; the value of cash collateral and related investments was $7,413,000.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $448,919,000 and $248,816,000, respectively, for the year ended October 31, 2021.

NOTE 5 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain and the character of foreign capital gains taxes. For the year ended October 31, 2021, the following reclassification was recorded:

Distributions during the years ended October 31, 2021 and October 31, 2020, totaled $5,091,000 and $1,715,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2021, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2021, the effective annual group fee rate was 0.28%.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $562,000 remain subject to repayment by the fund at October 31, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2021, expenses incurred pursuant to these service agreements were $73,000 for Price Associates; $32,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2021, approximately 90% of the I Class’s outstanding shares were held by Price Funds and accounts.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended October 31, 2021, are as follows:

($000s)	Effective Management Fee Rate		Management Fee Waived
T. Rowe Price Communications & Technology Fund - I Class	0.63%	$	7
T. Rowe Price Dynamic Credit Fund - I Class	0.55%		19
T. Rowe Price Dynamic Global Bond Fund - I Class - Class I	0.48%		104
T. Rowe Price Financial Services Fund - I Class	0.63%		5
T. Rowe Price Global Consumer Fund	0.68%		6
T. Rowe Price Global Industrials Fund - I Class	0.68%		8
T. Rowe Price Global Real Estate Fund - I Class	0.68%		1
T. Rowe Price Global Stock Fund - I Class	0.63%		55
T. Rowe Price Global Technology Fund - I Class	0.73%		12
T. Rowe Price Health Sciences Fund - I Class	0.63%		6
T. Rowe Price New Era Fund - I Class	0.53%		4
T. Rowe Price Ultra Short-Term Bond Fund - I Class	0.16%		40
Total Management Fee Waived		$	267

Total management fee waived was allocated ratably in the amounts of $229,000 and $38,000 for the Investor Class and I Class, respectively, for the year ended October 31, 2021.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended October 31, 2021, this reimbursement amounted to $6,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. The duration of this outbreak or others and their effects cannot be determined with certainty.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price Multi-Strategy
Total Return Fund, Inc.

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the years ended October 31, 2021, 2020 and 2019, and for the period February 23, 2018 (Inception) through October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year ended October 31, 2021, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the years ended October 31, 2021, 2020 and 2019, and for the period February 23, 2018 (Inception) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2021

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/21

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $3,821,000 from short-term capital gains.

For taxable non-corporate shareholders, $434,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $246,000 of the fund's income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT SUBADVISORY AGREEMENT

At a meeting held on July 27, 2021 (July Meeting), the fund’s Board of Directors (Board) considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. The Subadvisory Agreement authorizes the Subadvisor to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Agreement will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers.

At the July Meeting, the Board reviewed materials relating to its consideration of the proposed Subadvisory Agreement. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Advisor). The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 8-9, 2021 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended April 30, 2021. The factors considered by the Board at the July meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

Following discussion at the July Meeting, the Board, including a majority of the fund’s independent directors, approved the Subadvisory Contract between the Advisor and Subadvisor on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract (including the fees to be charged for services thereunder).

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “interested” directors and officers are employees of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [204]	President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels (1959) 2018 [204]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2017 [204]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2017 [204]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [204]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D.(c) (1963) 2017 [0]	Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member, National Academy of Education (2010 to present); Board Member, National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member, The Pennington School (2017 to present); Board Member, the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 2017 [204]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochair of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chair of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, chair of the Board, director, and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.
(c)Effective March 4, 2021, Dr. Rouse resigned from her role as independent director of the Price Funds.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [204]	General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment Management, Inc.; Vice President and Secretary, T. Rowe Price International (Price International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2017 [204]	Director and Vice President, T. Rowe Price; President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Investment Management, Inc.; Vice President, T. Rowe Price Trust Company; Vice President, Multi-Strategy
Total Return Fund

(a)All information about the interested directors was current as of December 31, 2020, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Multi-Strategy Total Return Fund	Principal Occupation(s)

Richard de los Reyes (1975) Co-president	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, Price International, and T. Rowe Price Trust Company

Stefan Hubrich, Ph.D., CFA (1974) Co-president	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Arif Husain, CFA (1972) Vice President	Vice President, T. Rowe Price Group, Inc., and Price International

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John D. Linehan, CFA (1965) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Sébastien Page (1977) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Justin Thomson (1968) Vice President	Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director and Vice President, Price International

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,600,000 and $3,627,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 17, 2021